UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Spartan ® Mid Cap Index Fund

January 31, 2013

1.929302.101

MCX-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 16.6%
Auto Components - 0.9%
Allison Transmission Holdings, Inc. (d)	791	$ 17,623
BorgWarner, Inc. (a)	3,657	271,276
Delphi Automotive PLC (a)	10,450	403,997
Gentex Corp.	4,620	88,381
Lear Corp.	3,134	153,566
The Goodyear Tire & Rubber Co. (a)	7,846	107,961
TRW Automotive Holdings Corp. (a)	3,172	182,802
Visteon Corp. (a)	1,676	94,342
		1,319,948
Automobiles - 0.3%
Harley-Davidson, Inc.	7,367	386,178
Tesla Motors, Inc. (a)	2,281	85,560
Thor Industries, Inc.	1,375	57,860
		529,598
Distributors - 0.4%
Genuine Parts Co.	4,965	337,769
LKQ Corp. (a)	9,317	208,608
		546,377
Diversified Consumer Services - 0.3%
Apollo Group, Inc. Class A (non-vtg.) (a)	3,028	61,226
DeVry, Inc.	2,131	53,637
H&R Block, Inc.	8,777	199,852
ITT Educational Services, Inc. (a)	861	14,499
Service Corp. International	6,789	101,360
Weight Watchers International, Inc. (d)	877	46,893
		477,467
Hotels, Restaurants & Leisure - 1.9%
Bally Technologies, Inc. (a)	1,316	63,379
Brinker International, Inc.	2,343	76,710
Chipotle Mexican Grill, Inc. (a)	1,009	309,773
Choice Hotels International, Inc.	831	29,949
Darden Restaurants, Inc.	4,110	191,115
Dunkin' Brands Group, Inc.	2,282	83,316
Hyatt Hotels Corp. Class A (a)	1,462	58,582
International Game Technology	8,484	130,399
Marriott International, Inc. Class A	8,079	322,998
MGM Mirage, Inc. (a)	12,762	162,971
Panera Bread Co. Class A (a)	912	145,747
Penn National Gaming, Inc. (a)	2,129	103,597
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Royal Caribbean Cruises Ltd.	4,775	$ 172,855
Starwood Hotels & Resorts Worldwide, Inc.	6,284	385,900
Wendy's Co.	9,167	47,118
Wyndham Worldwide Corp.	4,649	259,368
Wynn Resorts Ltd.	2,535	317,433
		2,861,210
Household Durables - 1.6%
D.R. Horton, Inc.	8,870	209,864
Garmin Ltd.	3,420	129,584
Harman International Industries, Inc.	2,253	100,889
Jarden Corp.	2,540	149,454
Leggett & Platt, Inc.	4,452	131,067
Lennar Corp. Class A	5,181	215,219
Mohawk Industries, Inc. (a)	1,823	185,326
Newell Rubbermaid, Inc.	9,251	217,213
NVR, Inc. (a)	162	166,805
PulteGroup, Inc. (a)	10,934	226,771
Tempur-Pedic International, Inc. (a)	1,862	72,544
Toll Brothers, Inc. (a)	4,537	169,911
Tupperware Brands Corp.	1,785	136,017
Whirlpool Corp.	2,458	283,604
		2,394,268
Internet & Catalog Retail - 0.7%
Expedia, Inc.	2,758	179,960
Groupon, Inc. Class A (a)	1,217	6,694
HomeAway, Inc. (a)	1,085	26,007
Liberty Media Corp.:
Interactive Series A (a)	17,763	377,641
Series A (a)	1,201	89,631
Netflix, Inc. (a)	1,767	291,979
TripAdvisor, Inc. (a)	2,763	127,872
		1,099,784
Leisure Equipment & Products - 0.5%
Hasbro, Inc.	3,668	137,073
Mattel, Inc.	10,826	407,382
Polaris Industries, Inc.	2,073	180,538
		724,993
Media - 3.3%
AMC Networks, Inc. Class A (a)	1,805	102,831
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Cablevision Systems Corp. - NY Group Class A	6,376	$ 93,345
Charter Communications, Inc. Class A (a)	1,548	120,698
Cinemark Holdings, Inc.	3,712	104,456
Clear Channel Outdoor Holding, Inc. Class A	1,321	9,908
Discovery Communications, Inc. (a)	7,602	527,427
DISH Network Corp. Class A	6,519	242,963
DreamWorks Animation SKG, Inc. Class A (a)	2,089	36,369
Gannett Co., Inc.	7,479	146,813
Interpublic Group of Companies, Inc.	13,986	169,370
John Wiley & Sons, Inc. Class A	1,514	57,986
Lamar Advertising Co. Class A (a)	2,426	103,445
Liberty Global, Inc. Class A (a)	8,347	570,017
Liberty Media Corp. Class A (a)	3,457	385,490
McGraw-Hill Companies, Inc.	8,898	511,813
Morningstar, Inc.	768	51,986
Omnicom Group, Inc.	8,672	470,716
Pandora Media, Inc. (a)	3,169	36,507
Regal Entertainment Group Class A	2,565	38,295
Scripps Networks Interactive, Inc. Class A	2,723	168,200
Sirius XM Radio, Inc.	120,927	379,711
Starz - Liberty Capital Series A (a)	3,488	55,599
The Madison Square Garden Co. Class A (a)	1,933	100,555
Virgin Media, Inc.	8,834	347,971
Washington Post Co. Class B	138	53,224
		4,885,695
Multiline Retail - 1.5%
Big Lots, Inc. (a)	1,922	61,792
Dillard's, Inc. Class A	946	79,852
Dollar General Corp. (a)	5,877	271,635
Dollar Tree, Inc. (a)	7,382	295,206
Family Dollar Stores, Inc.	3,096	175,543
J.C. Penney Co., Inc. (d)	5,040	102,463
Kohl's Corp.	7,322	338,935
Macy's, Inc.	13,196	521,374
Nordstrom, Inc.	5,012	276,813
Sears Holdings Corp. (a)	1,117	52,443
		2,176,056
Specialty Retail - 4.0%
Aarons, Inc. Class A	2,384	70,686
Abercrombie & Fitch Co. Class A	2,511	125,550
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Advance Auto Parts, Inc.	2,362	$ 173,654
American Eagle Outfitters, Inc.	6,199	125,282
Ascena Retail Group, Inc. (a)	3,860	65,427
AutoNation, Inc. (a)	1,127	54,660
AutoZone, Inc. (a)	1,212	448,076
Bed Bath & Beyond, Inc. (a)	7,404	434,615
Best Buy Co., Inc.	8,484	137,950
CarMax, Inc. (a)	7,265	286,386
Chico's FAS, Inc.	5,281	94,688
Dick's Sporting Goods, Inc.	2,987	142,151
DSW, Inc. Class A	1,049	70,210
Foot Locker, Inc.	4,794	164,674
GameStop Corp. Class A (d)	3,939	91,385
Gap, Inc.	9,642	315,101
GNC Holdings, Inc.	2,155	77,451
Guess?, Inc.	1,890	51,200
Limited Brands, Inc.	7,688	369,178
O'Reilly Automotive, Inc. (a)	3,784	350,588
PetSmart, Inc.	3,473	227,169
Ross Stores, Inc.	7,210	430,437
Sally Beauty Holdings, Inc. (a)	4,931	130,869
Sears Hometown & Outlet Stores, Inc. (a)	226	8,848
Signet Jewelers Ltd.	2,687	168,152
Staples, Inc.	21,947	295,846
Tiffany & Co., Inc.	4,036	265,367
Tractor Supply Co.	2,299	238,337
Ulta Salon, Cosmetics & Fragrance, Inc.	2,010	196,618
Urban Outfitters, Inc. (a)	3,422	146,427
Williams-Sonoma, Inc.	2,797	123,068
		5,880,050
Textiles, Apparel & Luxury Goods - 1.2%
Carter's, Inc. (a)	1,525	91,851
Deckers Outdoor Corp. (a)	1,109	44,305
Fossil, Inc. (a)	1,752	184,976
Hanesbrands, Inc. (a)	3,102	116,263
Michael Kors Holdings Ltd. (a)	2,720	152,674
PVH Corp.	2,239	266,150
Ralph Lauren Corp.	1,961	326,467
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Under Armour, Inc. Class A (sub. vtg.) (a)	2,489	$ 126,615
VF Corp.	2,789	411,601
		1,720,902
TOTAL CONSUMER DISCRETIONARY		24,616,348
CONSUMER STAPLES - 6.0%
Beverages - 1.2%
Beam, Inc.	5,014	307,559
Brown-Forman Corp. Class B (non-vtg.)	4,756	307,713
Coca-Cola Enterprises, Inc.	9,546	332,869
Constellation Brands, Inc. Class A (sub. vtg.) (a)	4,718	152,674
Dr. Pepper Snapple Group, Inc.	6,727	303,186
Molson Coors Brewing Co. Class B	4,105	185,464
Monster Beverage Corp. (a)	4,557	218,280
		1,807,745
Food & Staples Retailing - 0.8%
Fresh Market, Inc. (a)	906	44,294
Kroger Co.	16,792	465,138
Safeway, Inc. (d)	7,560	145,530
Whole Foods Market, Inc.	5,844	562,485
		1,217,447
Food Products - 2.9%
Bunge Ltd.	4,643	369,861
Campbell Soup Co.	5,575	204,658
ConAgra Foods, Inc.	13,202	431,573
Dean Foods Co. (a)	5,931	108,597
Flowers Foods, Inc.	3,569	95,935
Green Mountain Coffee Roasters, Inc. (a)	4,401	200,378
H.J. Heinz Co.	10,154	615,637
Hillshire Brands Co.	3,781	117,135
Hormel Foods Corp.	4,325	149,688
Ingredion, Inc.	2,414	159,493
McCormick & Co., Inc. (non-vtg.)	4,219	263,055
Mead Johnson Nutrition Co. Class A	6,489	493,164
Smithfield Foods, Inc. (a)	4,408	102,750
The Hershey Co.	4,758	378,023
The J.M. Smucker Co.	3,559	315,434
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Tyson Foods, Inc. Class A	9,283	$ 205,340
WhiteWave Foods Co.	828	13,405
		4,224,126
Household Products - 0.5%
Church & Dwight Co., Inc.	4,423	255,605
Clorox Co.	4,125	323,441
Energizer Holdings, Inc.	1,951	169,757
		748,803
Personal Products - 0.3%
Avon Products, Inc.	13,830	234,833
Herbalife Ltd.	3,448	125,231
Nu Skin Enterprises, Inc. Class A	1,667	70,614
		430,678
Tobacco - 0.3%
Lorillard, Inc.	12,450	486,422
TOTAL CONSUMER STAPLES		8,915,221
ENERGY - 7.5%
Energy Equipment & Services - 1.8%
Atwood Oceanics, Inc. (a)	1,821	96,094
Cameron International Corp. (a)	7,840	496,350
Carbo Ceramics, Inc.	649	51,991
Diamond Offshore Drilling, Inc.	2,197	164,973
Dresser-Rand Group, Inc. (a)	2,436	148,718
FMC Technologies, Inc. (a)	7,609	360,286
Helmerich & Payne, Inc.	3,068	197,395
McDermott International, Inc. (a)	7,436	90,496
Nabors Industries Ltd. (a)	9,276	154,631
Oceaneering International, Inc.	3,459	218,643
Oil States International, Inc. (a)	1,724	133,748
Patterson-UTI Energy, Inc.	4,916	99,991
Rowan Companies PLC (a)	3,908	134,748
RPC, Inc.	1,940	29,042
SEACOR Holdings, Inc.	686	62,405
Superior Energy Services, Inc. (a)	4,957	123,776
Tidewater, Inc.	1,612	79,262
Unit Corp. (a)	1,535	73,880
		2,716,429
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 5.7%
Alpha Natural Resources, Inc. (a)	6,838	$ 60,585
Cabot Oil & Gas Corp.	6,673	352,201
Cheniere Energy, Inc. (a)	6,895	146,381
Chesapeake Energy Corp.	21,079	425,374
Cimarex Energy Co.	2,700	172,422
Cobalt International Energy, Inc. (a)	5,776	139,837
Concho Resources, Inc. (a)	3,309	301,847
CONSOL Energy, Inc.	7,288	228,406
Continental Resources, Inc. (a)	1,348	112,046
Denbury Resources, Inc. (a)	12,498	232,838
Energen Corp.	2,302	110,818
EQT Corp.	4,195	249,225
EXCO Resources, Inc. (d)	4,132	26,486
Golar LNG Ltd. (NASDAQ)	1,413	58,004
HollyFrontier Corp.	6,579	343,555
Kosmos Energy Ltd. (a)	2,386	29,539
Laredo Petroleum Holdings, Inc. (a)	728	13,432
Marathon Petroleum Corp.	10,841	804,511
Murphy Oil Corp.	6,177	367,655
Newfield Exploration Co. (a)	4,289	126,526
Noble Energy, Inc.	5,652	609,229
Peabody Energy Corp.	8,601	216,315
Pioneer Natural Resources Co.	3,913	459,934
Plains Exploration & Production Co. (a)	4,121	196,778
QEP Resources, Inc.	5,622	165,006
Range Resources Corp.	5,155	346,261
SandRidge Energy, Inc. (a)(d)	15,681	111,021
SM Energy Co.	2,051	119,286
Southwestern Energy Co. (a)	11,105	380,902
Teekay Corp.	1,110	39,050
Tesoro Corp.	4,477	217,985
Ultra Petroleum Corp. (a)	4,893	89,150
Valero Energy Corp.	17,596	769,473
Whiting Petroleum Corp. (a)	3,768	179,281
World Fuel Services Corp.	2,285	98,506
WPX Energy, Inc. (a)	6,298	94,659
		8,394,524
TOTAL ENERGY		11,110,953
Common Stocks - continued
	Shares	Value
FINANCIALS - 19.6%
Capital Markets - 2.4%
Affiliated Managers Group, Inc. (a)	1,640	$ 236,045
American Capital Ltd. (a)	9,948	132,905
Ameriprise Financial, Inc.	6,603	437,911
Ares Capital Corp.	7,806	139,805
E*TRADE Financial Corp. (a)	9,149	97,071
Eaton Vance Corp. (non-vtg.)	3,667	132,745
Federated Investors, Inc. Class B (non-vtg.) (d)	2,911	68,874
Invesco Ltd.	14,279	389,103
Janus Capital Group, Inc.	6,127	56,981
Jefferies Group, Inc.	4,560	90,881
Lazard Ltd. Class A	3,641	126,161
Legg Mason, Inc.	4,199	116,102
LPL Financial	1,628	54,212
Northern Trust Corp.	6,862	353,187
Raymond James Financial, Inc.	3,581	159,820
SEI Investments Co.	4,403	118,705
T. Rowe Price Group, Inc.	8,113	579,674
TD Ameritrade Holding Corp.	7,291	141,372
Waddell & Reed Financial, Inc. Class A	2,773	110,088
		3,541,642
Commercial Banks - 2.9%
Associated Banc-Corp.	5,478	78,171
Bank of Hawaii Corp.	1,441	69,298
BankUnited, Inc.	1,091	29,348
BOK Financial Corp.	813	45,569
CapitalSource, Inc.	6,787	55,043
CIT Group, Inc. (a)	6,397	270,913
City National Corp.	1,459	77,269
Comerica, Inc.	6,278	215,712
Commerce Bancshares, Inc.	2,491	93,537
Cullen/Frost Bankers, Inc.	1,711	100,761
East West Bancorp, Inc.	4,653	109,113
Fifth Third Bancorp	29,281	476,987
First Citizen Bancshares, Inc.	157	27,375
First Horizon National Corp.	7,888	80,536
First Niagara Financial Group, Inc.	11,276	88,404
First Republic Bank	3,281	117,099
Fulton Financial Corp.	6,365	69,315
Huntington Bancshares, Inc.	27,663	192,534
KeyCorp	30,350	285,290
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
M&T Bank Corp.	4,027	$ 413,533
Popular, Inc. (a)	3,323	89,189
Regions Financial Corp.	44,965	349,828
Signature Bank (a)	1,528	112,965
SunTrust Banks, Inc.	17,141	486,290
SVB Financial Group (a)	1,424	94,511
Synovus Financial Corp.	24,968	64,417
TCF Financial Corp.	5,124	69,994
Valley National Bancorp	6,351	62,176
Zions Bancorporation	5,804	135,349
		4,360,526
Consumer Finance - 0.2%
SLM Corp.	14,751	249,144
Diversified Financial Services - 1.0%
CBOE Holdings, Inc.	2,795	94,695
Interactive Brokers Group, Inc.	1,242	17,761
IntercontinentalExchange, Inc. (a)	2,312	320,790
Leucadia National Corp.	6,355	161,735
Moody's Corp.	6,239	342,022
MSCI, Inc. Class A (a)	3,872	130,641
NYSE Euronext	8,084	279,464
The NASDAQ Stock Market, Inc.	3,665	103,793
		1,450,901
Insurance - 4.3%
Alleghany Corp.	541	195,079
Allied World Assurance Co. Holdings Ltd.	1,159	98,318
American Financial Group, Inc.	2,492	106,060
American National Insurance Co.	245	18,916
Aon PLC	10,384	599,572
Arch Capital Group Ltd. (a)	4,328	200,906
Arthur J. Gallagher & Co.	3,727	137,713
Aspen Insurance Holdings Ltd.	2,251	76,782
Assurant, Inc.	2,555	97,703
Assured Guaranty Ltd.	5,528	100,223
Axis Capital Holdings Ltd.	3,297	126,176
Brown & Brown, Inc.	3,653	99,873
Cincinnati Financial Corp.	4,667	198,067
CNA Financial Corp.	829	25,823
Endurance Specialty Holdings Ltd.	1,402	60,174
Erie Indemnity Co. Class A	833	59,426
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Everest Re Group Ltd.	1,684	$ 195,024
Fidelity National Financial, Inc. Class A	7,125	178,838
Genworth Financial, Inc. Class A (a)	15,499	142,126
Hanover Insurance Group, Inc.	1,462	60,761
Hartford Financial Services Group, Inc.	14,057	348,614
HCC Insurance Holdings, Inc.	3,228	124,859
Kemper Corp.	1,580	52,630
Lincoln National Corp.	9,095	263,573
Markel Corp. (a)	310	147,600
MBIA, Inc. (a)	4,454	38,349
Mercury General Corp.	851	33,700
Old Republic International Corp.	8,283	94,426
PartnerRe Ltd.	1,947	170,732
Principal Financial Group, Inc.	9,560	296,456
ProAssurance Corp.	1,981	89,224
Progressive Corp.	19,433	437,048
Protective Life Corp.	2,611	82,612
Reinsurance Group of America, Inc.	2,325	133,432
RenaissanceRe Holdings Ltd.	1,522	130,344
StanCorp Financial Group, Inc.	1,452	56,468
Torchmark Corp.	3,126	174,149
Unum Group	9,018	210,210
Validus Holdings Ltd.	3,315	120,699
W.R. Berkley Corp.	3,492	143,766
White Mountains Insurance Group Ltd.	186	102,423
XL Group PLC Class A	9,911	274,733
		6,303,607
Real Estate Investment Trusts - 8.0%
Alexandria Real Estate Equities, Inc.	1,960	142,100
American Campus Communities, Inc.	3,321	154,659
American Capital Agency Corp.	10,878	344,071
Annaly Capital Management, Inc.	31,028	461,386
Apartment Investment & Management Co. Class A	4,557	124,315
AvalonBay Communities, Inc.	3,639	472,306
BioMed Realty Trust, Inc.	4,830	98,291
Boston Properties, Inc.	4,771	502,291
Brandywine Realty Trust (SBI)	4,623	58,851
BRE Properties, Inc.	2,437	123,995
Camden Property Trust (SBI)	2,578	178,887
CBL & Associates Properties, Inc.	4,689	100,767
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Chimera Investment Corp.	32,788	$ 100,003
CommonWealth REIT	2,761	45,391
Corporate Office Properties Trust (SBI)	2,511	66,441
DDR Corp.	7,590	125,918
Digital Realty Trust, Inc.	3,875	263,151
Douglas Emmett, Inc.	4,493	104,777
Duke Realty LP	10,246	157,891
Equity Lifestyle Properties, Inc.	1,322	94,655
Essex Property Trust, Inc.	1,113	171,157
Extra Space Storage, Inc.	3,467	138,125
Federal Realty Investment Trust (SBI)	2,040	215,934
General Growth Properties, Inc.	16,814	328,209
Hatteras Financial Corp.	3,156	85,464
HCP, Inc.	14,376	666,903
Health Care REIT, Inc.	8,240	517,802
Home Properties, Inc.	1,628	100,073
Hospitality Properties Trust (SBI)	3,895	98,232
Host Hotels & Resorts, Inc.	22,905	384,575
Kilroy Realty Corp.	2,378	118,662
Kimco Realty Corp.	12,955	269,075
Liberty Property Trust (SBI)	3,293	128,987
Mack-Cali Realty Corp.	2,763	75,071
MFA Financial, Inc.	11,165	100,373
Mid-America Apartment Communities, Inc.	1,320	86,288
National Retail Properties, Inc.	3,383	108,324
Piedmont Office Realty Trust, Inc. Class A	5,400	104,382
Plum Creek Timber Co., Inc.	5,150	248,127
Post Properties, Inc.	1,739	84,359
Prologis, Inc.	14,661	584,974
Rayonier, Inc.	3,868	208,253
Realty Income Corp.	5,707	249,282
Regency Centers Corp.	2,834	141,218
Retail Properties America, Inc.	2,605	33,709
Senior Housing Properties Trust (SBI)	5,967	143,745
SL Green Realty Corp.	2,867	230,449
Tanger Factory Outlet Centers, Inc.	2,986	105,764
Taubman Centers, Inc.	1,887	153,791
The Macerich Co.	4,230	252,616
UDR, Inc.	7,923	189,280
Ventas, Inc.	9,193	609,404
Vornado Realty Trust	5,909	499,074
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Weingarten Realty Investors (SBI)	3,904	$ 112,591
Weyerhaeuser Co.	17,109	515,323
		11,779,741
Real Estate Management & Development - 0.4%
Alexander & Baldwin, Inc.	1,397	46,939
CBRE Group, Inc. (a)	10,352	223,396
Forest City Enterprises, Inc. Class A (a)	4,824	81,574
Howard Hughes Corp. (a)	860	61,920
Jones Lang LaSalle, Inc.	1,405	129,457
Realogy Holdings Corp.	1,568	70,199
The St. Joe Co. (a)	2,027	47,635
		661,120
Thrifts & Mortgage Finance - 0.4%
Capitol Federal Financial, Inc.	4,986	58,586
Hudson City Bancorp, Inc.	16,601	141,939
New York Community Bancorp, Inc.	14,062	187,728
People's United Financial, Inc.	10,612	130,634
TFS Financial Corp. (a)	2,557	26,158
Washington Federal, Inc.	3,470	61,037
		606,082
TOTAL FINANCIALS		28,952,763
HEALTH CARE - 9.8%
Biotechnology - 1.5%
Alexion Pharmaceuticals, Inc. (a)	6,110	574,279
ARIAD Pharmaceuticals, Inc. (a)	5,777	114,847
BioMarin Pharmaceutical, Inc. (a)	3,897	213,906
Incyte Corp. (a)(d)	3,120	57,346
Medivation, Inc. (a)	2,309	125,517
Myriad Genetics, Inc. (a)	2,671	72,277
Onyx Pharmaceuticals, Inc. (a)	2,283	176,978
Regeneron Pharmaceuticals, Inc. (a)	2,457	427,371
United Therapeutics Corp. (a)	1,537	82,829
Vertex Pharmaceuticals, Inc. (a)	6,713	300,608
		2,145,958
Health Care Equipment & Supplies - 2.4%
Alere, Inc. (a)	2,553	54,277
Boston Scientific Corp. (a)	45,471	339,668
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
C.R. Bard, Inc.	2,670	$ 272,527
CareFusion Corp. (a)	7,081	219,794
DENTSPLY International, Inc.	4,532	189,256
Edwards Lifesciences Corp. (a)	3,644	327,705
Hill-Rom Holdings, Inc.	1,937	64,270
Hologic, Inc. (a)	8,457	201,615
IDEXX Laboratories, Inc. (a)	1,739	165,570
ResMed, Inc.	4,556	199,553
Sirona Dental Systems, Inc. (a)	1,785	118,649
St. Jude Medical, Inc.	9,985	406,390
Teleflex, Inc.	1,298	97,350
The Cooper Companies, Inc.	1,521	154,153
Thoratec Corp. (a)	1,843	67,325
Varian Medical Systems, Inc. (a)	3,552	250,949
Zimmer Holdings, Inc.	5,593	417,238
		3,546,289
Health Care Providers & Services - 2.9%
AmerisourceBergen Corp.	7,485	339,594
Brookdale Senior Living, Inc. (a)	3,153	85,163
Catamaran Corp. (a)	6,512	337,908
CIGNA Corp.	9,175	535,270
Community Health Systems, Inc.	2,866	109,854
Coventry Health Care, Inc.	4,282	196,244
DaVita, Inc. (a)	2,988	344,845
HCA Holdings, Inc.	5,273	198,528
Health Management Associates, Inc. Class A (a)	7,994	83,457
Health Net, Inc. (a)	2,699	73,413
Henry Schein, Inc. (a)	2,868	247,623
Humana, Inc.	5,195	386,300
Laboratory Corp. of America Holdings (a)	3,080	275,660
LifePoint Hospitals, Inc. (a)	1,550	67,751
MEDNAX, Inc. (a)	1,549	132,532
Omnicare, Inc.	3,553	138,389
Patterson Companies, Inc.	2,999	108,354
Quest Diagnostics, Inc.	5,046	292,416
Tenet Healthcare Corp. (a)	3,248	126,120
Universal Health Services, Inc. Class B	2,831	160,348
VCA Antech, Inc. (a)	2,732	59,011
		4,298,780
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	5,507	$ 61,018
Cerner Corp. (a)	4,608	380,390
		441,408
Life Sciences Tools & Services - 1.5%
Agilent Technologies, Inc.	11,055	495,043
Bio-Rad Laboratories, Inc. Class A (a)	642	73,053
Bruker BioSciences Corp. (a)	2,895	48,839
Charles River Laboratories International, Inc. (a)	1,561	64,501
Covance, Inc. (a)	1,770	118,077
Illumina, Inc. (a)	3,942	199,583
Life Technologies Corp. (a)	5,681	367,504
Mettler-Toledo International, Inc. (a)	1,004	213,380
PerkinElmer, Inc.	3,625	127,745
QIAGEN NV (a)	7,565	158,865
Techne Corp.	1,192	85,443
Waters Corp. (a)	2,827	258,868
		2,210,901
Pharmaceuticals - 1.2%
Actavis, Inc. (a)	4,050	349,880
Endo Pharmaceuticals Holdings, Inc. (a)	3,676	116,382
Forest Laboratories, Inc. (a)	8,442	306,445
Hospira, Inc. (a)	5,286	180,358
Mylan, Inc. (a)	12,903	364,768
Perrigo Co.	2,970	298,515
Salix Pharmaceuticals Ltd. (a)	1,874	89,765
Warner Chilcott PLC	5,411	76,674
		1,782,787
TOTAL HEALTH CARE		14,426,123
INDUSTRIALS - 13.2%
Aerospace & Defense - 1.0%
Alliant Techsystems, Inc.	1,058	68,474
BE Aerospace, Inc. (a)	3,073	158,229
Engility Holdings, Inc. (a)	431	8,297
Exelis, Inc.	5,985	65,775
Huntington Ingalls Industries, Inc.	1,566	69,374
L-3 Communications Holdings, Inc.	3,101	235,428
Rockwell Collins, Inc.	4,548	267,786
Spirit AeroSystems Holdings, Inc. Class A (a)	3,717	59,249
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Textron, Inc.	8,813	$ 253,462
TransDigm Group, Inc.	1,613	218,465
Triumph Group, Inc.	1,549	109,003
		1,513,542
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	5,165	341,665
Expeditors International of Washington, Inc.	6,754	289,747
UTI Worldwide, Inc.	3,354	49,505
		680,917
Airlines - 0.7%
Copa Holdings SA Class A	1,053	115,409
Delta Air Lines, Inc. (a)	27,011	375,183
Southwest Airlines Co.	24,494	274,578
United Continental Holdings, Inc. (a)	10,582	255,555
		1,020,725
Building Products - 0.5%
Armstrong World Industries, Inc.	674	37,063
Fortune Brands Home & Security, Inc. (a)	5,013	164,126
Lennox International, Inc.	1,632	93,856
Masco Corp.	11,401	209,664
Owens Corning (a)	3,858	160,763
		665,472
Commercial Services & Supplies - 1.2%
Avery Dennison Corp.	3,306	127,314
Cintas Corp.	3,460	146,220
Clean Harbors, Inc. (a)	1,682	93,502
Copart, Inc. (a)	3,204	115,056
Corrections Corp. of America	3,198	121,172
Covanta Holding Corp.	3,444	67,916
Iron Mountain, Inc.	5,230	178,918
KAR Auction Services, Inc.	967	20,626
Pitney Bowes, Inc. (d)	5,428	78,217
R.R. Donnelley & Sons Co. (d)	5,484	50,453
Republic Services, Inc.	9,647	307,643
Rollins, Inc.	1,976	48,847
Stericycle, Inc. (a)	2,718	256,443
Waste Connections, Inc.	3,879	139,722
		1,752,049
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 0.9%
AECOM Technology Corp. (a)	3,472	$ 88,779
Chicago Bridge & Iron Co. NV unit	3,114	158,222
Fluor Corp.	5,378	348,656
Jacobs Engineering Group, Inc. (a)	4,136	198,983
KBR, Inc.	4,772	148,982
Quanta Services, Inc. (a)	6,681	193,549
Shaw Group, Inc. (a)	2,071	98,000
URS Corp.	2,388	99,054
		1,334,225
Electrical Equipment - 1.6%
AMETEK, Inc.	7,673	314,516
Babcock & Wilcox Co.	3,728	99,314
Eaton Corp. PLC	14,676	835,796
General Cable Corp. (a)	1,542	51,842
GrafTech International Ltd. (a)	3,799	36,470
Hubbell, Inc. Class B	1,895	172,540
Polypore International, Inc. (a)	1,508	58,194
Regal-Beloit Corp.	1,315	97,520
Rockwell Automation, Inc.	4,543	405,190
Roper Industries, Inc.	3,099	363,978
		2,435,360
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	1,984	127,274
Machinery - 4.2%
AGCO Corp.	3,117	165,201
CNH Global NV	886	42,298
Colfax Corp. (a)	1,384	61,740
Crane Co.	1,540	77,431
Donaldson Co., Inc.	4,690	176,391
Dover Corp.	5,847	404,495
Flowserve Corp.	1,631	255,692
Gardner Denver, Inc.	1,572	110,622
Graco, Inc.	1,945	111,254
Harsco Corp.	2,588	65,968
IDEX Corp.	2,654	132,408
Ingersoll-Rand PLC	9,510	488,719
ITT Corp.	2,914	74,832
Joy Global, Inc.	3,344	211,240
Kennametal, Inc.	2,552	104,658
Lincoln Electric Holdings, Inc.	2,692	145,180
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Manitowoc Co., Inc.	4,212	$ 74,131
Navistar International Corp. (a)	2,314	60,372
Nordson Corp.	2,019	136,525
Oshkosh Truck Corp. (a)	2,890	113,230
PACCAR, Inc.	11,359	534,555
Pall Corp.	3,697	252,505
Parker Hannifin Corp.	4,810	447,186
Pentair Ltd.	6,690	339,049
Snap-On, Inc.	1,867	151,264
SPX Corp.	1,630	121,647
Stanley Black & Decker, Inc.	5,443	418,186
Terex Corp. (a)	3,466	112,229
Timken Co.	2,807	150,483
Toro Co.	1,933	85,110
Trinity Industries, Inc.	2,552	101,314
Valmont Industries, Inc.	742	108,124
WABCO Holdings, Inc. (a)	2,025	126,887
Wabtec Corp.	1,516	141,928
Xylem, Inc.	5,906	164,955
		6,267,809
Marine - 0.1%
Kirby Corp. (a)	1,783	125,969
Matson, Inc.	1,318	36,126
		162,095
Professional Services - 0.9%
Dun & Bradstreet Corp.	1,443	117,662
Equifax, Inc.	3,839	225,349
IHS, Inc. Class A (a)	1,595	164,126
Manpower, Inc.	2,548	131,222
Nielsen Holdings B.V. (a)	3,876	126,009
Robert Half International, Inc.	4,581	161,434
Towers Watson & Co.	1,922	117,396
Verisk Analytics, Inc. (a)	4,684	258,369
		1,301,567
Road & Rail - 0.6%
Con-way, Inc.	1,804	56,610
Hertz Global Holdings, Inc. (a)	7,809	142,749
J.B. Hunt Transport Services, Inc.	2,877	193,536
Kansas City Southern	3,498	325,699
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Landstar System, Inc.	1,510	$ 86,130
Ryder System, Inc.	1,650	93,687
		898,411
Trading Companies & Distributors - 0.9%
Air Lease Corp. Class A (a)	2,099	50,103
Fastenal Co.	9,421	468,035
GATX Corp.	1,453	68,800
MRC Global, Inc.	775	23,816
MSC Industrial Direct Co., Inc. Class A	1,456	115,199
United Rentals, Inc. (a)	3,015	152,619
W.W. Grainger, Inc.	1,858	404,710
WESCO International, Inc. (a)	1,388	101,227
		1,384,509
TOTAL INDUSTRIALS		19,543,955
INFORMATION TECHNOLOGY - 13.2%
Communications Equipment - 0.9%
Acme Packet, Inc. (a)	1,810	43,748
Brocade Communications Systems, Inc. (a)	14,864	85,022
EchoStar Holding Corp. Class A (a)	1,283	46,676
F5 Networks, Inc. (a)	2,527	265,032
Harris Corp.	3,650	168,630
JDS Uniphase Corp. (a)	7,317	106,170
Juniper Networks, Inc. (a)	16,849	377,081
Palo Alto Networks, Inc.	247	13,674
Polycom, Inc. (a)	5,575	61,492
Riverbed Technology, Inc. (a)	5,088	98,707
		1,266,232
Computers & Peripherals - 1.0%
Diebold, Inc.	2,015	59,322
Fusion-io, Inc. (a)(d)	2,116	36,988
Lexmark International, Inc. Class A	2,020	48,601
NCR Corp. (a)	5,111	141,932
NetApp, Inc. (a)	11,550	415,800
SanDisk Corp. (a)	7,751	387,472
Stratasys Ltd. (a)	963	75,576
Western Digital Corp.	7,050	331,350
		1,497,041
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 1.1%
Amphenol Corp. Class A	5,148	$ 347,850
Arrow Electronics, Inc. (a)	3,336	128,169
Avnet, Inc. (a)	4,406	155,796
AVX Corp.	1,439	16,390
Dolby Laboratories, Inc. Class A	1,568	50,662
FLIR Systems, Inc.	4,958	117,852
Ingram Micro, Inc. Class A (a)	4,930	89,627
IPG Photonics Corp.	1,020	66,790
Itron, Inc. (a)	1,275	59,147
Jabil Circuit, Inc.	5,948	112,477
Molex, Inc.	4,372	118,744
National Instruments Corp.	2,982	84,689
Tech Data Corp. (a)	1,227	62,467
Trimble Navigation Ltd. (a)	3,988	249,250
Vishay Intertechnology, Inc. (a)	4,057	44,586
		1,704,496
Internet Software & Services - 1.0%
Akamai Technologies, Inc. (a)	5,710	232,454
AOL, Inc.	2,606	79,874
Equinix, Inc. (a)	1,528	329,177
IAC/InterActiveCorp	2,465	101,681
LinkedIn Corp. (a)	1,976	244,609
Rackspace Hosting, Inc. (a)	3,469	261,389
VeriSign, Inc. (a)	5,039	218,743
		1,467,927
IT Services - 2.4%
Alliance Data Systems Corp. (a)	1,605	252,948
Amdocs Ltd.	5,396	192,583
Booz Allen Hamilton Holding Corp. Class A	874	12,114
Broadridge Financial Solutions, Inc.	3,957	93,266
Computer Sciences Corp.	4,957	207,203
CoreLogic, Inc. (a)	3,154	82,761
DST Systems, Inc.	1,050	70,287
Fidelity National Information Services, Inc.	7,965	295,581
Fiserv, Inc. (a)	4,322	347,100
FleetCor Technologies, Inc. (a)	1,555	93,051
Gartner, Inc. Class A (a)	2,953	152,109
Genpact Ltd.	4,116	68,943
Global Payments, Inc.	2,506	123,446
Jack Henry & Associates, Inc.	2,795	115,937
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Lender Processing Services, Inc.	2,662	$ 63,994
NeuStar, Inc. Class A (a)	2,107	95,110
Paychex, Inc.	10,276	335,306
SAIC, Inc.	9,104	110,158
Teradata Corp. (a)	5,366	357,698
The Western Union Co.	19,498	277,457
Total System Services, Inc.	5,179	120,412
Vantiv, Inc.	1,321	27,503
VeriFone Systems, Inc. (a)	3,419	118,708
		3,613,675
Office Electronics - 0.3%
Xerox Corp.	40,513	324,509
Zebra Technologies Corp. Class A (a)	1,641	71,022
		395,531
Semiconductors & Semiconductor Equipment - 3.2%
Advanced Micro Devices, Inc. (a)(d)	19,807	51,498
Altera Corp.	10,277	343,457
Analog Devices, Inc.	9,530	415,889
Applied Materials, Inc.	38,143	492,426
Atmel Corp. (a)	14,190	95,073
Avago Technologies Ltd.	7,766	277,790
Cree, Inc. (a)	3,679	158,749
Cypress Semiconductor Corp.	4,420	45,393
Fairchild Semiconductor International, Inc. (a)	4,117	60,808
Freescale Semiconductor Holdings I Ltd. (a)	1,494	21,588
KLA-Tencor Corp.	5,327	292,506
Lam Research Corp. (a)	5,416	222,814
Linear Technology Corp.	7,342	268,864
LSI Corp. (a)	17,880	125,875
Marvell Technology Group Ltd.	13,890	128,483
Maxim Integrated Products, Inc.	9,309	292,768
Microchip Technology, Inc.	6,169	206,353
Micron Technology, Inc. (a)	31,566	238,639
NVIDIA Corp.	19,770	242,380
ON Semiconductor Corp. (a)	14,324	112,443
PMC-Sierra, Inc. (a)	6,377	36,859
Silicon Laboratories, Inc. (a)	1,393	60,791
Skyworks Solutions, Inc. (a)	6,016	144,023
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Teradyne, Inc. (a)	5,915	$ 95,586
Xilinx, Inc.	8,420	307,246
		4,738,301
Software - 3.3%
Activision Blizzard, Inc.	13,591	154,801
ANSYS, Inc. (a)	2,943	216,605
Autodesk, Inc. (a)	7,341	285,418
BMC Software, Inc. (a)	5,081	211,116
CA Technologies, Inc.	11,279	279,945
Cadence Design Systems, Inc. (a)	8,750	121,888
Citrix Systems, Inc. (a)	5,920	433,107
Compuware Corp. (a)	6,816	79,202
Concur Technologies, Inc. (a)	1,469	98,276
Electronic Arts, Inc. (a)	10,209	160,588
FactSet Research Systems, Inc.	1,418	131,193
Fortinet, Inc. (a)	4,242	100,069
Informatica Corp. (a)	3,443	127,425
Intuit, Inc.	9,312	580,883
MICROS Systems, Inc. (a)	2,561	117,883
NetSuite, Inc. (a)	1,004	70,511
Nuance Communications, Inc. (a)	7,624	183,357
Red Hat, Inc. (a)	6,124	340,249
Rovi Corp. (a)	3,376	58,371
ServiceNow, Inc.	501	13,888
SolarWinds, Inc. (a)	1,976	107,534
Solera Holdings, Inc.	2,220	121,678
Splunk, Inc.	538	17,732
Symantec Corp. (a)	22,914	498,838
Synopsys, Inc. (a)	4,680	156,499
TIBCO Software, Inc. (a)	5,278	123,716
Workday, Inc.	844	45,086
Zynga, Inc. (a)	5,100	13,821
		4,849,679
TOTAL INFORMATION TECHNOLOGY		19,532,882
MATERIALS - 6.2%
Chemicals - 3.1%
Airgas, Inc.	2,194	208,957
Albemarle Corp.	2,855	175,040
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Ashland, Inc.	2,498	$ 196,118
Cabot Corp.	2,044	76,507
Celanese Corp. Class A	5,004	234,588
CF Industries Holdings, Inc.	2,089	478,736
Cytec Industries, Inc.	1,477	108,264
Eastman Chemical Co.	4,862	345,931
FMC Corp.	4,364	268,255
Huntsman Corp.	6,141	108,266
International Flavors & Fragrances, Inc.	2,594	182,695
Intrepid Potash, Inc.	1,684	39,237
Kronos Worldwide, Inc.	552	10,703
NewMarket Corp.	275	70,169
PPG Industries, Inc. (d)	4,504	620,966
Rockwood Holdings, Inc.	2,193	120,023
RPM International, Inc.	4,126	128,772
Sherwin-Williams Co.	2,763	447,993
Sigma Aldrich Corp.	3,840	296,947
The Scotts Miracle-Gro Co. Class A	1,307	57,142
Valspar Corp.	2,963	196,388
W.R. Grace & Co. (a)	2,353	168,945
Westlake Chemical Corp.	661	60,719
		4,601,361
Construction Materials - 0.3%
Martin Marietta Materials, Inc.	1,471	145,232
Vulcan Materials Co.	4,138	234,045
		379,277
Containers & Packaging - 0.9%
Aptargroup, Inc.	2,130	109,759
Ball Corp.	5,013	223,179
Bemis Co., Inc.	3,249	115,924
Crown Holdings, Inc. (a)	4,686	177,412
Greif, Inc. Class A	1,018	47,826
Owens-Illinois, Inc. (a)	5,279	125,640
Packaging Corp. of America	3,130	120,286
Rock-Tenn Co. Class A	2,264	178,743
Sealed Air Corp.	6,189	115,858
Silgan Holdings, Inc.	1,561	66,967
Sonoco Products Co.	3,241	100,439
		1,382,033
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 1.3%
Alcoa, Inc.	34,262	$ 302,876
Allegheny Technologies, Inc.	3,469	109,794
Allied Nevada Gold Corp. (a)	2,832	67,090
Carpenter Technology Corp.	1,410	73,785
Cliffs Natural Resources, Inc. (d)	4,507	168,156
Commercial Metals Co.	3,736	62,204
Compass Minerals International, Inc.	1,040	74,932
Molycorp, Inc. (a)	2,090	15,424
Nucor Corp.	10,143	466,679
Reliance Steel & Aluminum Co.	2,369	153,322
Royal Gold, Inc.	2,030	151,580
Steel Dynamics, Inc.	6,869	104,477
Tahoe Resources, Inc. (a)	2,536	40,911
United States Steel Corp. (d)	4,515	100,910
Walter Energy, Inc.	1,953	73,335
		1,965,475
Paper & Forest Products - 0.6%
Domtar Corp.	1,148	95,548
International Paper Co.	13,909	576,111
MeadWestvaco Corp.	5,528	173,303
		844,962
TOTAL MATERIALS		9,173,108
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 0.4%
Frontier Communications Corp. (d)	31,769	145,184
Level 3 Communications, Inc. (a)	5,118	121,911
tw telecom, inc. (a)	4,743	131,049
Windstream Corp. (d)	18,852	183,618
		581,762
Wireless Telecommunication Services - 1.2%
Clearwire Corp. Class A (a)	11,255	35,903
Crown Castle International Corp. (a)	9,318	657,105
MetroPCS Communications, Inc. (a)	9,642	96,709
NII Holdings, Inc. (a)(d)	5,323	37,261
SBA Communications Corp. Class A (a)	3,850	268,191
Sprint Nextel Corp. (a)	95,438	537,316
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Telephone & Data Systems, Inc.	3,067	$ 77,564
U.S. Cellular Corp. (a)	459	17,460
		1,727,509
TOTAL TELECOMMUNICATION SERVICES		2,309,271
UTILITIES - 5.7%
Electric Utilities - 2.3%
Edison International	10,371	499,778
Entergy Corp.	5,645	364,667
Great Plains Energy, Inc.	4,341	92,897
Hawaiian Electric Industries, Inc.	3,041	82,016
ITC Holdings Corp.	1,624	131,544
Northeast Utilities	9,981	406,526
NV Energy, Inc.	7,430	140,650
OGE Energy Corp.	3,108	182,471
Pepco Holdings, Inc.	7,353	143,531
Pinnacle West Capital Corp.	3,508	187,257
PPL Corp.	18,464	559,275
Westar Energy, Inc.	3,998	120,220
Xcel Energy, Inc.	15,525	431,285
		3,342,117
Gas Utilities - 0.6%
AGL Resources, Inc.	3,719	155,454
Atmos Energy Corp.	2,870	107,223
National Fuel Gas Co.	2,316	125,990
ONEOK, Inc.	6,612	310,830
Questar Corp.	5,669	131,691
UGI Corp.	3,582	126,230
		957,418
Independent Power Producers & Energy Traders - 0.5%
Calpine Corp. (a)	12,896	254,438
NRG Energy, Inc.	10,260	246,240
The AES Corp.	20,488	222,090
		722,768
Multi-Utilities - 2.1%
Alliant Energy Corp.	3,567	163,511
Ameren Corp.	7,735	250,923
CenterPoint Energy, Inc.	13,605	278,086
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
CMS Energy Corp.	8,300	$ 213,310
DTE Energy Co.	5,406	342,254
Integrys Energy Group, Inc.	2,462	134,647
MDU Resources Group, Inc.	5,956	138,894
NiSource, Inc.	9,864	266,624
SCANA Corp.	3,705	173,431
Sempra Energy	7,665	575,258
TECO Energy, Inc.	6,913	122,844
Vectren Corp.	2,628	82,940
Wisconsin Energy Corp.	7,328	288,943
		3,031,665
Water Utilities - 0.2%
American Water Works Co., Inc.	5,615	214,942
Aqua America, Inc.	4,437	120,820
		335,762
TOTAL UTILITIES		8,389,730
TOTAL COMMON STOCKS (Cost $131,983,612)		146,970,354
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.13% to 0.14% 5/23/13 to 6/13/13 (e) (Cost $99,956)	$ 100,000	99,972
Money Market Funds - 2.4%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (b)	2,092,615	$ 2,092,615
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	1,470,550	1,470,550
TOTAL MONEY MARKET FUNDS (Cost $3,563,165)		3,563,165
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $135,646,733)		150,633,491
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(2,796,597)
NET ASSETS - 100%		$ 147,836,894
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
7 CME E-mini S&P MidCap 400 Index Contracts	March 2013	$ 763,840	$ 57,870

The face value of futures purchased as a percentage of net assets is 0.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $99,972.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,572
Fidelity Securities Lending Cash Central Fund	15,466
Total	$ 18,038
Other Information

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 24,616,348	$ 24,616,348	$ -	$ -
Consumer Staples	8,915,221	8,915,221	-	-
Energy	11,110,953	11,110,953	-	-
Financials	28,952,763	28,952,763	-	-
Health Care	14,426,123	14,426,123	-	-
Industrials	19,543,955	19,543,955	-	-
Information Technology	19,532,882	19,532,882	-	-
Materials	9,173,108	9,173,108	-	-
Telecommunication Services	2,309,271	2,309,271	-	-
Utilities	8,389,730	8,389,730	-	-
U.S. Government and Government Agency Obligations	99,972	-	99,972	-
Money Market Funds	3,563,165	3,563,165	-	-
Total Investments in Securities:	$ 150,633,491	$ 150,533,519	$ 99,972	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 57,870	$ 57,870	$ -	$ -
Income Tax Information

At January 31, 2013, the cost of investment securities for income tax purposes was $135,685,986. Net unrealized appreciation aggregated $14,947,505, of which $17,217,750 related to appreciated investment securities and $2,270,245 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Small Cap Index Fund

January 31, 2013

1.883103.101

SSP-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 13.9%
Auto Components - 0.9%
American Axle & Manufacturing Holdings, Inc. (a)	7,703	$ 89,971
Cooper Tire & Rubber Co.	7,370	187,640
Dana Holding Corp.	17,476	281,014
Dorman Products, Inc.	2,871	99,423
Drew Industries, Inc.	2,217	81,187
Exide Technologies (a)	8,808	30,300
Federal-Mogul Corp. Class A (a)	2,290	21,389
Fuel Systems Solutions, Inc. (a)	1,774	26,042
Gentherm, Inc. (a)	3,589	51,969
Modine Manufacturing Co. (a)	5,538	46,962
Shiloh Industries, Inc.	608	6,597
Spartan Motors, Inc.	4,143	23,491
Standard Motor Products, Inc.	2,370	55,008
Stoneridge, Inc. (a)	3,494	21,872
Superior Industries International, Inc.	2,714	55,013
Tenneco, Inc. (a)	7,196	251,572
Tower International, Inc. (a)	720	6,977
		1,336,427
Automobiles - 0.1%
Winnebago Industries, Inc. (a)	3,489	65,314
Distributors - 0.2%
Core-Mark Holding Co., Inc.	1,345	67,425
Pool Corp.	5,609	257,004
VOXX International Corp. (a)	2,269	21,919
Weyco Group, Inc.	804	18,315
		364,663
Diversified Consumer Services - 1.1%
American Public Education, Inc. (a)	2,164	83,379
Ascent Capital Group, Inc. (a)	1,670	106,396
Bridgepoint Education, Inc. (a)	2,025	21,364
Capella Education Co. (a)	1,551	42,373
Career Education Corp. (a)	6,524	22,573
Carriage Services, Inc.	1,808	25,276
Coinstar, Inc. (a)(d)	3,669	186,679
Collectors Universe, Inc.	635	7,639
Corinthian Colleges, Inc. (a)	8,626	21,220
Education Management Corp. (a)(d)	3,492	15,120
Grand Canyon Education, Inc. (a)	4,670	111,426
Hillenbrand, Inc.	6,472	160,182
K12, Inc. (a)	3,215	59,349
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
LifeLock, Inc.	2,003	$ 18,788
Lincoln Educational Services Corp.	2,641	14,631
Mac-Gray Corp.	1,399	16,886
Matthews International Corp. Class A	3,330	109,091
National American University Holdings, Inc.	774	3,019
Regis Corp.	6,786	120,452
Sotheby's Class A (Ltd. vtg.)	8,056	289,372
Steiner Leisure Ltd. (a)	1,837	82,757
Stewart Enterprises, Inc. Class A	8,903	73,450
Strayer Education, Inc.	1,420	80,798
Universal Technical Institute, Inc.	2,674	30,216
		1,702,436
Hotels, Restaurants & Leisure - 3.0%
AFC Enterprises, Inc. (a)	2,820	81,949
Ameristar Casinos, Inc.	3,855	102,158
Biglari Holdings, Inc. (a)	139	51,274
BJ's Restaurants, Inc. (a)	2,902	92,777
Bloomin' Brands, Inc.	2,130	39,554
Bluegreen Corp. (a)	1,541	14,794
Bob Evans Farms, Inc.	3,403	150,651
Boyd Gaming Corp. (a)(d)	6,428	45,060
Bravo Brio Restaurant Group, Inc. (a)	2,396	35,700
Buffalo Wild Wings, Inc. (a)	2,181	160,413
Caesars Entertainment Corp.	4,214	33,923
Carrols Restaurant Group, Inc. (a)	1,727	10,828
CEC Entertainment, Inc.	2,138	70,468
Churchill Downs, Inc.	1,573	101,710
Chuys Holdings, Inc.	834	23,669
Cracker Barrel Old Country Store, Inc.	2,263	146,688
Del Frisco's Restaurant Group, Inc. (a)	600	9,486
Denny's Corp. (a)	11,200	56,672
DineEquity, Inc. (a)	1,801	131,941
Domino's Pizza, Inc.	6,864	319,656
Einstein Noah Restaurant Group, Inc.	834	10,717
Fiesta Restaurant Group, Inc. (a)	1,837	32,717
Frisch's Restaurants, Inc.	352	6,431
Ignite Restaurant Group, Inc. (a)	793	11,499
International Speedway Corp. Class A	3,318	90,946
Interval Leisure Group, Inc.	4,675	92,565
Isle of Capri Casinos, Inc. (a)	2,650	18,630
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Jack in the Box, Inc. (a)	5,202	$ 151,014
Jamba, Inc. (a)	9,526	24,672
Krispy Kreme Doughnuts, Inc. (a)	7,094	92,222
Life Time Fitness, Inc. (a)	5,047	256,034
Luby's, Inc. (a)	2,446	16,682
Marcus Corp.	2,318	30,829
Marriott Vacations Worldwide Corp. (a)	3,148	139,708
Monarch Casino & Resort, Inc. (a)	1,138	11,790
Morgans Hotel Group Co. (a)	2,343	12,629
MTR Gaming Group, Inc. (a)	2,505	10,020
Multimedia Games Holding Co., Inc. (a)	3,275	55,479
Nathan's Famous, Inc. (a)	303	12,505
Orient Express Hotels Ltd. Class A (a)	11,496	133,584
Papa John's International, Inc. (a)	2,094	117,473
Pinnacle Entertainment, Inc. (a)	7,041	109,488
Premier Exhibitions, Inc. (a)	2,552	6,048
Red Lion Hotels Corp. (a)	1,574	11,758
Red Robin Gourmet Burgers, Inc. (a)	1,758	64,993
Ruby Tuesday, Inc. (a)	7,705	58,019
Ruth's Hospitality Group, Inc. (a)	4,136	32,095
Scientific Games Corp. Class A (a)	6,303	56,034
SHFL Entertainment, Inc. (a)	6,618	97,946
Six Flags Entertainment Corp.	4,705	296,133
Sonic Corp. (a)	6,598	73,634
Speedway Motorsports, Inc.	1,349	22,070
Texas Roadhouse, Inc. Class A	7,393	130,043
The Cheesecake Factory, Inc.	6,431	213,252
Town Sports International Holdings, Inc.	2,765	29,115
Vail Resorts, Inc.	4,241	224,137
WMS Industries, Inc. (a)	6,528	161,568
		4,593,850
Household Durables - 1.2%
American Greetings Corp. Class A	3,799	60,784
Bassett Furniture Industries, Inc.	1,407	19,585
Beazer Homes USA, Inc. (a)	2,832	53,298
Blyth, Inc.	1,252	17,541
Cavco Industries, Inc. (a)	833	43,199
CSS Industries, Inc.	1,121	25,458
Ethan Allen Interiors, Inc.	2,896	83,723
Flexsteel Industries, Inc.	588	13,794
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Helen of Troy Ltd. (a)	3,765	$ 136,293
Hooker Furniture Corp.	1,241	18,739
Hovnanian Enterprises, Inc. Class A (a)(d)	12,230	69,833
iRobot Corp. (a)	3,242	74,177
KB Home	9,795	186,791
La-Z-Boy, Inc.	6,162	96,374
Libbey, Inc. (a)	2,468	46,349
Lifetime Brands, Inc.	1,079	11,481
M.D.C. Holdings, Inc.	4,516	177,569
M/I Homes, Inc. (a)	2,508	68,318
Meritage Homes Corp. (a)	3,587	158,689
NACCO Industries, Inc. Class A	645	42,028
Ryland Group, Inc.	5,299	210,476
Sealy Corp., Inc. (a)(d)	5,592	12,079
Skullcandy, Inc. (a)	1,704	11,212
Standard Pacific Corp. (a)	13,597	112,855
Universal Electronics, Inc. (a)	1,700	32,470
Zagg, Inc. (a)	2,974	20,580
		1,803,695
Internet & Catalog Retail - 0.4%
1-800-FLOWERS.com, Inc. Class A (a)	2,932	11,787
Blue Nile, Inc. (a)	1,433	47,991
CafePress, Inc.	389	2,458
Geeknet, Inc. (a)	503	7,706
HSN, Inc.	4,244	252,942
Kayak Software Corp.	449	18,126
NutriSystem, Inc.	3,370	30,431
Orbitz Worldwide, Inc. (a)	2,685	7,760
Overstock.com, Inc. (a)	1,463	19,663
PetMed Express, Inc.	2,302	30,018
Shutterfly, Inc. (a)	4,228	139,862
U.S. Auto Parts Network, Inc. (a)	1,460	2,759
Vitacost.com, Inc. (a)	2,848	20,591
		592,094
Leisure Equipment & Products - 0.5%
Arctic Cat, Inc. (a)	1,482	53,559
Black Diamond, Inc. (a)	2,348	17,962
Brunswick Corp.	10,562	381,922
Callaway Golf Co.	7,543	49,482
JAKKS Pacific, Inc.	2,655	34,674
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - continued
Johnson Outdoors, Inc. Class A (a)	599	$ 12,867
Leapfrog Enterprises, Inc. Class A (a)	5,999	54,051
Marine Products Corp.	1,211	7,641
Smith & Wesson Holding Corp. (a)(d)	7,699	66,211
Steinway Musical Instruments, Inc. (a)	853	18,971
Sturm, Ruger & Co., Inc. (d)	2,286	116,060
		813,400
Media - 1.3%
Arbitron, Inc.	3,101	145,437
Beasley Broadcast Group, Inc. Class A	209	1,053
Belo Corp. Series A	10,876	92,120
Carmike Cinemas, Inc. (a)	2,097	33,447
Central European Media Enterprises Ltd. Class A (a)	4,234	25,023
Crown Media Holdings, Inc. Class A (a)	3,508	6,420
Cumulus Media, Inc. Class A (a)	7,067	22,968
Daily Journal Corp. (a)	120	11,935
Digital Generation, Inc. (a)	3,230	32,332
E.W. Scripps Co. Class A (a)	3,384	37,190
Entercom Communications Corp. Class A (a)	2,914	23,137
Entravision Communication Corp. Class A	5,698	10,712
Fisher Communications, Inc.	1,089	38,638
Global Sources Ltd. (a)	2,328	19,090
Harte-Hanks, Inc.	5,315	43,530
Journal Communications, Inc. Class A (a)	4,941	27,077
LIN TV Corp. Class A (a)	3,484	37,174
Lions Gate Entertainment Corp. (a)	9,992	183,053
Live Nation Entertainment, Inc. (a)	16,483	169,116
Martha Stewart Living Omnimedia, Inc. Class A (a)	3,892	11,326
MDC Partners, Inc. Class A (sub. vtg.)	3,031	38,585
Meredith Corp. (d)	4,261	154,504
National CineMedia, Inc.	6,739	102,972
Nexstar Broadcasting Group, Inc. Class A	1,374	19,758
Outdoor Channel Holdings, Inc.	1,650	12,738
ReachLocal, Inc. (a)	1,234	16,190
Reading International, Inc. Class A (a)	1,861	10,850
Rentrak Corp. (a)	1,038	21,258
Saga Communications, Inc. Class A	545	25,615
Salem Communications Corp. Class A	1,057	6,162
Scholastic Corp.	3,104	92,065
Shutterstock, Inc.	587	14,810
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Sinclair Broadcast Group, Inc. Class A	6,078	$ 83,755
The McClatchy Co. Class A (a)	6,737	19,672
The New York Times Co. Class A (a)	16,040	142,114
Valassis Communications, Inc.	4,758	133,509
Value Line, Inc.	12	116
World Wrestling Entertainment, Inc. Class A	3,295	28,205
		1,893,656
Multiline Retail - 0.2%
Fred's, Inc. Class A	4,245	56,119
Gordmans Stores, Inc. (a)	1,033	12,334
Saks, Inc. (a)	13,029	140,843
The Bon-Ton Stores, Inc.	1,504	18,875
Tuesday Morning Corp. (a)	4,759	39,976
		268,147
Specialty Retail - 3.5%
Aeropostale, Inc. (a)	9,554	129,266
America's Car Mart, Inc. (a)	955	38,028
ANN, Inc. (a)	5,729	176,682
Asbury Automotive Group, Inc. (a)	3,248	115,499
Barnes & Noble, Inc. (a)	3,391	45,236
bebe Stores, Inc.	4,609	19,266
Big 5 Sporting Goods Corp.	1,906	26,436
Body Central Corp. (a)	2,105	16,735
Brown Shoe Co., Inc.	5,112	88,131
Cabela's, Inc. Class A (a)	5,529	285,407
Casual Male Retail Group, Inc. (a)	5,112	23,464
Citi Trends, Inc. (a)	1,849	23,926
Conn's, Inc. (a)	2,030	57,733
Destination Maternity Corp.	1,618	36,842
Express, Inc. (a)	10,577	194,405
Finish Line, Inc. Class A	5,930	110,535
Five Below, Inc.	1,333	49,321
Francescas Holdings Corp. (a)(d)	4,156	118,030
Genesco, Inc. (a)	2,874	179,136
Group 1 Automotive, Inc.	2,695	182,559
Haverty Furniture Companies, Inc.	2,264	40,752
hhgregg, Inc. (a)	1,667	14,136
Hibbett Sports, Inc. (a)	3,128	164,720
Hot Topic, Inc.	5,120	56,832
Jos. A. Bank Clothiers, Inc. (a)	3,281	133,012
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Kirkland's, Inc. (a)	1,624	$ 18,790
Lithia Motors, Inc. Class A (sub. vtg.)	2,530	109,473
Lumber Liquidators Holdings, Inc. (a)	3,257	192,749
MarineMax, Inc. (a)	2,359	27,553
Mattress Firm Holding Corp. (a)	1,347	37,770
Monro Muffler Brake, Inc.	3,677	133,181
New York & Co., Inc. (a)	2,970	11,613
Office Depot, Inc. (a)	33,654	145,722
OfficeMax, Inc.	10,092	108,792
Orchard Supply Hardware Stores Corp. Class A (a)	77	549
Penske Automotive Group, Inc.	5,000	164,600
Perfumania Holdings, Inc. (a)	427	2,707
Pier 1 Imports, Inc.	11,522	249,912
RadioShack Corp. (d)	11,881	39,088
Rent-A-Center, Inc.	6,977	248,939
Restoration Hardware Holdings, Inc.	662	23,832
rue21, Inc. (a)	1,811	53,805
Select Comfort Corp. (a)	6,655	146,543
Shoe Carnival, Inc.	1,763	36,089
Sonic Automotive, Inc. Class A (sub. vtg.)	5,083	123,364
Stage Stores, Inc.	3,670	83,860
Stein Mart, Inc.	3,437	29,008
Systemax, Inc.	1,184	11,591
The Buckle, Inc. (d)	3,257	152,362
The Cato Corp. Class A (sub. vtg.)	3,170	87,397
The Children's Place Retail Stores, Inc. (a)	2,872	143,140
The Men's Wearhouse, Inc.	5,978	181,432
The Pep Boys - Manny, Moe & Jack	6,362	70,809
Tilly's, Inc. (a)	1,162	17,221
Vitamin Shoppe, Inc. (a)	3,473	212,131
West Marine, Inc. (a)	1,876	22,474
Wet Seal, Inc. Class A (a)	10,364	29,019
Winmark Corp.	293	18,951
Zumiez, Inc. (a)	2,518	53,130
		5,313,685
Textiles, Apparel & Luxury Goods - 1.5%
Cherokee, Inc.	894	12,632
Columbia Sportswear Co.	1,473	75,256
Crocs, Inc. (a)	10,578	157,189
Culp, Inc.	1,144	20,020
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Delta Apparel, Inc. (a)	839	$ 12,124
Fifth & Pacific Companies, Inc. (a)	12,781	192,993
G-III Apparel Group Ltd. (a)	1,977	70,955
Iconix Brand Group, Inc. (a)	8,380	201,539
K-Swiss, Inc. Class A (a)	3,179	14,973
Maidenform Brands, Inc. (a)	2,741	53,203
Movado Group, Inc.	2,051	74,985
Oxford Industries, Inc.	1,692	83,551
Perry Ellis International, Inc.	1,365	26,345
Quiksilver, Inc. (a)	15,473	101,193
R.G. Barry Corp.	928	12,417
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	4,467	84,873
Steven Madden Ltd. (a)	4,632	213,443
The Jones Group, Inc.	9,897	118,764
True Religion Apparel, Inc.	3,054	72,410
Tumi Holdings, Inc.	2,486	55,910
Unifi, Inc. (a)	1,636	22,086
Vera Bradley, Inc. (a)	2,418	61,151
Warnaco Group, Inc. (a)	4,853	355,288
Wolverine World Wide, Inc.	5,728	246,304
		2,339,604
TOTAL CONSUMER DISCRETIONARY		21,086,971
CONSUMER STAPLES - 3.4%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)	911	127,850
Central European Distribution Corp. (a)(d)	7,588	16,314
Coca-Cola Bottling Co. CONSOLIDATED	587	37,997
Craft Brew Alliance, Inc. (a)	1,160	7,737
National Beverage Corp.	1,419	19,596
		209,494
Food & Staples Retailing - 1.1%
Andersons, Inc.	2,186	103,070
Arden Group, Inc. Class A	125	11,700
Casey's General Stores, Inc.	4,478	245,081
Chefs' Warehouse Holdings (a)	1,349	22,380
Harris Teeter Supermarkets, Inc.	5,240	217,408
Ingles Markets, Inc. Class A	1,403	26,924
Nash-Finch Co.	1,394	28,953
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Natural Grocers by Vitamin Cottage, Inc.	909	$ 18,671
PriceSmart, Inc.	2,138	164,647
Rite Aid Corp. (a)	78,561	125,698
Roundy's, Inc. (d)	2,285	13,299
Spartan Stores, Inc.	2,600	42,224
SUPERVALU, Inc. (d)	25,329	99,036
Susser Holdings Corp. (a)	1,307	54,711
The Pantry, Inc. (a)	2,665	33,313
United Natural Foods, Inc. (a)	5,786	312,328
Village Super Market, Inc. Class A	1,037	33,174
Weis Markets, Inc.	1,244	50,083
		1,602,700
Food Products - 1.5%
Alico, Inc.	382	16,644
Annie's, Inc.	606	21,731
B&G Foods, Inc. Class A	6,207	196,762
Boulder Brands, Inc. (a)	7,022	94,305
Cal-Maine Foods, Inc.	1,707	71,148
Calavo Growers, Inc.	1,441	35,895
Chiquita Brands International, Inc. (a)	5,401	39,697
Darling International, Inc. (a)	13,852	233,683
Diamond Foods, Inc.	2,643	37,742
Dole Food Co., Inc. (a)	4,330	48,236
Farmer Brothers Co. (a)	903	12,136
Fresh Del Monte Produce, Inc.	4,452	117,310
Griffin Land & Nurseries, Inc.	298	8,970
Hain Celestial Group, Inc. (a)	4,329	246,710
Inventure Foods, Inc. (a)	1,667	11,886
J&J Snack Foods Corp.	1,733	118,104
John B. Sanfilippo & Son, Inc.	977	18,006
Lancaster Colony Corp.	2,164	154,639
Lifeway Foods, Inc.	598	6,189
Limoneira Co.	949	20,641
Omega Protein Corp. (a)	2,502	17,289
Pilgrims Pride Corp.	7,243	61,203
Post Holdings, Inc. (a)	3,120	118,529
Sanderson Farms, Inc.	2,717	137,154
Seneca Foods Corp. Class A (a)	954	28,630
Snyders-Lance, Inc.	5,258	133,711
Tootsie Roll Industries, Inc.	2,771	75,094
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
TreeHouse Foods, Inc. (a)	4,265	$ 225,746
Westway Group, Inc.	1,149	7,813
		2,315,603
Household Products - 0.2%
Central Garden & Pet Co. Class A (non-vtg.) (a)	4,472	43,021
Harbinger Group, Inc. (a)	4,899	40,172
Oil-Dri Corp. of America	606	16,817
Orchids Paper Products Co.	618	13,553
Spectrum Brands Holdings, Inc.	2,728	138,146
WD-40 Co.	1,876	100,216
		351,925
Personal Products - 0.3%
Elizabeth Arden, Inc. (a)	2,961	113,732
Inter Parfums, Inc.	1,923	41,748
MediFast, Inc. (a)	1,615	39,616
Nature's Sunshine Products, Inc.	1,291	18,616
Nutraceutical International Corp.	1,031	18,125
Prestige Brands Holdings, Inc. (a)	5,991	128,507
Revlon, Inc. (a)	1,407	22,160
Star Scientific, Inc. (a)(d)	17,033	35,769
Synutra International, Inc. (a)	1,848	8,205
The Female Health Co.	2,391	18,315
USANA Health Sciences, Inc. (a)(d)	718	25,453
		470,246
Tobacco - 0.2%
Alliance One International, Inc. (a)	11,023	39,903
Universal Corp.	2,746	149,327
Vector Group Ltd.	6,502	101,041
		290,271
TOTAL CONSUMER STAPLES		5,240,239
ENERGY - 6.1%
Energy Equipment & Services - 2.1%
Basic Energy Services, Inc. (a)	3,738	48,332
Bolt Technology Corp.	923	13,753
Bristow Group, Inc.	4,235	241,310
C&J Energy Services, Inc. (a)	5,262	120,552
Cal Dive International, Inc. (a)	12,007	22,813
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Dawson Geophysical Co. (a)	896	$ 23,941
Dril-Quip, Inc. (a)	4,753	385,421
Exterran Holdings, Inc. (a)	7,726	179,552
Forbes Energy Services Ltd. (a)	1,096	2,554
Forum Energy Technologies, Inc.	2,605	66,454
Geospace Technologies Corp. (a)	1,507	135,871
Global Geophysical Services, Inc. (a)	2,209	8,438
Gulf Island Fabrication, Inc.	1,686	39,149
Gulfmark Offshore, Inc. Class A	3,136	109,007
Heckmann Corp. (a)(d)	16,791	64,477
Helix Energy Solutions Group, Inc. (a)	12,550	297,686
Hercules Offshore, Inc. (a)	18,921	124,500
Hornbeck Offshore Services, Inc. (a)	4,157	153,019
ION Geophysical Corp. (a)	15,554	105,767
Key Energy Services, Inc. (a)	17,750	144,308
Lufkin Industries, Inc.	3,956	229,092
Matrix Service Co. (a)	3,029	43,254
Mitcham Industries, Inc. (a)	1,582	23,445
Natural Gas Services Group, Inc. (a)	1,529	27,813
Newpark Resources, Inc. (a)	10,886	93,837
Parker Drilling Co. (a)	13,739	77,213
PHI, Inc. (non-vtg.) (a)	1,501	49,668
Pioneer Energy Services Corp. (a)	7,368	55,849
RigNet, Inc. (a)	1,492	31,959
Tesco Corp. (a)	3,556	42,992
TETRA Technologies, Inc. (a)	9,029	76,747
TGC Industries, Inc.	1,897	17,263
Vantage Drilling Co. (a)(d)	23,471	43,891
Willbros Group, Inc. (a)	4,434	28,998
		3,128,925
Oil, Gas & Consumable Fuels - 4.0%
Abraxas Petroleum Corp. (a)	9,866	21,212
Adams Resources & Energy, Inc.	234	8,351
Alon USA Energy, Inc.	1,089	21,366
Amyris, Inc. (a)	3,318	10,087
APCO Oil and Gas International, Inc.	974	12,691
Approach Resources, Inc. (a)	3,929	104,472
Arch Coal, Inc.	24,960	177,715
Berry Petroleum Co. Class A	6,163	226,922
Bill Barrett Corp. (a)	5,688	90,837
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Bonanza Creek Energy, Inc. (a)	1,166	$ 36,006
BPZ Energy, Inc. (a)(d)	12,442	39,192
Callon Petroleum Co. (a)	4,567	23,520
Carrizo Oil & Gas, Inc. (a)	4,678	100,483
Ceres, Inc.	421	1,810
Clayton Williams Energy, Inc. (a)	677	26,978
Clean Energy Fuels Corp. (a)	7,726	98,970
Cloud Peak Energy, Inc. (a)	7,257	127,070
Comstock Resources, Inc. (a)	5,776	84,272
Contango Oil & Gas Co.	1,529	65,640
Crimson Exploration, Inc. (a)	2,026	6,200
Crosstex Energy, Inc.	4,736	80,038
CVR Energy, Inc.	1,943	114,151
Delek US Holdings, Inc.	1,966	66,785
Diamondback Energy, Inc.	1,760	39,459
Emerald Oil, Inc. (a)	2,123	12,632
Endeavour International Corp. (a)(d)	5,314	28,908
Energy XXI (Bermuda) Ltd.	9,362	293,218
EPL Oil & Gas, Inc. (a)	3,348	81,892
Evolution Petroleum Corp. (a)	2,022	19,027
Forest Oil Corp. (a)	14,244	99,138
Frontline Ltd. (NY Shares) (a)	5,990	20,785
FX Energy, Inc. (a)	6,610	26,374
GasLog Ltd.	2,877	36,595
Gastar Exploration Ltd. (a)	5,727	6,242
Gevo, Inc. (a)	3,721	8,558
Goodrich Petroleum Corp. (a)	3,097	30,784
Green Plains Renewable Energy, Inc. (a)	3,025	23,625
Gulfport Energy Corp. (a)	7,991	329,789
Halcon Resources Corp. (a)	13,120	100,237
Hallador Energy Co.	740	5,861
Harvest Natural Resources, Inc. (a)(d)	4,580	42,502
Isramco, Inc. (a)	110	11,191
KiOR, Inc. Class A (a)	3,144	17,292
Knightsbridge Tankers Ltd.	3,052	20,387
Kodiak Oil & Gas Corp. (a)	30,975	284,970
Magnum Hunter Resources Corp. (a)(d)	17,169	69,363
Matador Resources Co.	1,695	13,391
McMoRan Exploration Co. (a)	11,951	188,945
Midstates Petroleum Co., Inc.	2,941	20,881
Miller Energy Resources, Inc. (a)	3,312	13,347
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Nordic American Tanker Shipping Ltd. (d)	6,280	$ 54,259
Northern Oil & Gas, Inc. (a)	7,426	122,826
Oasis Petroleum, Inc. (a)	9,462	339,497
Panhandle Royalty Co. Class A	821	23,472
PDC Energy, Inc. (a)	3,524	130,494
Penn Virginia Corp.	6,246	26,795
Petroquest Energy, Inc. (a)	6,785	34,875
Quicksilver Resources, Inc. (a)	13,745	37,661
Renewable Energy Group, Inc.	781	5,295
Rentech, Inc.	27,375	84,041
Resolute Energy Corp. (a)	5,875	49,996
Rex American Resources Corp. (a)	609	13,301
Rex Energy Corp. (a)	5,072	66,595
Rosetta Resources, Inc. (a)	6,271	332,488
Sanchez Energy Corp. (a)	1,432	28,611
Saratoga Resources, Inc. (a)	2,317	7,345
Scorpio Tankers, Inc. (a)	6,663	56,169
SemGroup Corp. Class A (a)	4,944	213,383
Ship Finance International Ltd. (NY Shares) (d)	5,734	96,675
Solazyme, Inc. (a)(d)	3,879	30,450
Stone Energy Corp. (a)	5,780	130,050
Swift Energy Co. (a)	4,981	75,064
Synergy Resources Corp. (a)	4,462	27,664
Targa Resources Corp.	3,411	205,888
Teekay Tankers Ltd.	7,927	22,671
Triangle Petroleum Corp. (a)	5,225	32,865
Uranerz Energy Corp. (a)(d)	7,904	11,619
Uranium Energy Corp. (a)	9,381	21,107
VAALCO Energy, Inc. (a)	7,090	60,194
W&T Offshore, Inc.	4,119	72,494
Warren Resources, Inc. (a)	8,521	25,819
Western Refining, Inc.	6,724	226,128
Westmoreland Coal Co. (a)	1,197	12,018
ZaZa Energy Corp. (a)	3,022	4,926
		6,072,896
TOTAL ENERGY		9,201,821
FINANCIALS - 22.7%
Capital Markets - 2.6%
Apollo Investment Corp.	24,140	217,260
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Arlington Asset Investment Corp.	1,238	$ 28,932
Artio Global Investors, Inc. Class A	3,281	6,464
BGC Partners, Inc. Class A	12,174	48,574
BlackRock Kelso Capital Corp.	8,759	93,459
Calamos Asset Management, Inc. Class A	2,217	23,101
Capital Southwest Corp.	366	39,473
CIFI Corp. (a)	788	6,958
Cohen & Steers, Inc.	2,167	71,273
Cowen Group, Inc. Class A (a)	9,766	25,978
Diamond Hill Investment Group, Inc.	311	22,498
Duff & Phelps Corp. Class A	3,690	58,634
Epoch Holding Corp.	1,831	51,268
Evercore Partners, Inc. Class A	3,345	128,180
FBR Capital Markets Corp. (a)	4,335	17,210
Fidus Investment Corp.	1,330	23,847
Fifth Street Finance Corp.	12,526	135,907
Financial Engines, Inc. (a)	5,432	180,668
Firsthand Technology Value Fund, Inc. (a)	993	18,182
FXCM, Inc. Class A	2,781	33,344
GAMCO Investors, Inc. Class A	753	42,432
GFI Group, Inc.	8,405	28,577
Gladstone Capital Corp.	2,402	21,810
Gladstone Investment Corp.	2,965	22,149
Golub Capital BDC, Inc.	2,233	35,951
Greenhill & Co., Inc.	3,436	202,380
GSV Capital Corp. (a)	2,266	19,374
Harris & Harris Group, Inc. (a)	3,662	13,879
Hercules Technology Growth Capital, Inc.	6,248	76,413
HFF, Inc.	3,761	65,592
Horizon Technology Finance Corp.	1,003	15,416
ICG Group, Inc. (a)	4,270	51,240
INTL FCStone, Inc. (a)	1,642	28,768
Investment Technology Group, Inc. (a)	4,541	45,955
JMP Group, Inc.	1,665	10,989
KBW, Inc.	4,175	66,257
KCAP Financial, Inc.	2,734	28,270
Knight Capital Group, Inc. Class A (a)	21,724	80,813
Ladenburg Thalmann Financial Services, Inc. (a)	10,975	13,499
Main Street Capital Corp.	3,647	116,084
Manning & Napier, Inc.	1,579	22,264
MCG Capital Corp.	8,605	39,669
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Medallion Financial Corp.	2,054	$ 26,271
Medley Capital Corp.	3,361	51,087
MVC Capital, Inc.	2,933	35,695
New Mountain Finance Corp.	2,346	35,190
NGP Capital Resources Co.	2,756	20,064
OFS Capital Corp. (a)	879	12,631
Oppenheimer Holdings, Inc. Class A (non-vtg.)	1,308	22,249
PennantPark Investment Corp.	7,895	88,266
Piper Jaffray Companies (a)	1,758	68,087
Prospect Capital Corp.	22,532	254,161
Pzena Investment Management, Inc.	885	5,160
Safeguard Scientifics, Inc. (a)	2,323	35,867
Solar Capital Ltd.	5,293	133,754
Solar Senior Capital Ltd.	1,352	25,201
Stellus Capital Investment Corp.	924	14,082
Stifel Financial Corp. (a)	6,407	236,098
SWS Group, Inc. (a)	3,263	21,503
TCP Capital Corp.	751	11,137
THL Credit, Inc.	1,933	28,821
TICC Capital Corp.	4,784	51,093
Triangle Capital Corp.	3,273	89,157
Virtus Investment Partners, Inc. (a)	713	106,244
Walter Investment Management Corp. (a)	4,211	188,695
Westwood Holdings Group, Inc.	744	31,278
WisdomTree Investments, Inc. (a)	6,836	59,131
		3,929,913
Commercial Banks - 6.3%
1st Source Corp.	1,702	38,465
1st United Bancorp, Inc.	3,319	21,308
Access National Corp.	816	12,656
Alliance Financial Corp.	579	25,829
American National Bankshares, Inc.	1,010	20,442
Ameris Bancorp (a)	2,895	38,388
Ames National Corp.	1,051	22,996
Arrow Financial Corp. (d)	1,244	30,354
BancFirst Corp.	734	30,021
Banco Latinoamericano de Exporaciones SA (BLADEX) Series E	3,394	78,741
Bancorp, Inc., Delaware (a)	3,861	45,483
BancorpSouth, Inc.	11,189	162,241
Bank of Kentucky Financial Corp.	727	19,084
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Bank of Marin Bancorp	641	$ 25,159
Bank of the Ozarks, Inc.	3,498	127,047
Banner Bank	2,250	67,950
Bar Harbor Bankshares	409	14,438
BBCN Bancorp, Inc.	9,167	110,829
Berkshire Bancorp, Inc.	398	3,319
Boston Private Financial Holdings, Inc.	9,293	85,960
Bridge Bancorp, Inc.	1,005	20,542
Bridge Capital Holdings (a)	1,205	18,906
Bryn Mawr Bank Corp.	1,312	30,360
BSB Bancorp, Inc. (a)	917	11,692
C & F Financial Corp.	347	14,102
Camden National Corp.	933	31,489
Capital Bank Financial Corp. Series A	1,216	18,812
Capital City Bank Group, Inc. (a)	1,253	14,034
Cardinal Financial Corp.	3,518	57,484
Cascade Bancorp (a)	751	5,197
Cathay General Bancorp	9,261	179,756
Center Bancorp, Inc.	1,234	14,783
Centerstate Banks of Florida, Inc.	3,682	32,586
Central Pacific Financial Corp. (a)	2,598	41,854
Century Bancorp, Inc. Class A (non-vtg.)	369	12,299
Chemical Financial Corp.	3,165	76,941
Citizens & Northern Corp.	1,349	26,845
Citizens Republic Bancorp, Inc. (a)	4,725	96,485
City Holding Co.	1,885	71,234
CNB Financial Corp., Pennsylvania	1,443	24,517
CoBiz, Inc.	4,410	35,986
Columbia Banking Systems, Inc.	4,719	95,324
Community Bank System, Inc.	4,642	131,833
Community Trust Bancorp, Inc.	1,685	56,801
Crescent Financial Bancshares, Inc. (a)	208	894
CVB Financial Corp.	10,403	114,433
Eagle Bancorp, Inc., Maryland (a)	2,198	49,587
Enterprise Bancorp, Inc.	593	10,217
Enterprise Financial Services Corp.	2,146	28,778
Farmers National Banc Corp.	2,249	14,798
Fidelity Southern Corp.	1,192	13,338
Financial Institutions, Inc.	1,709	34,334
First Bancorp, North Carolina	2,255	28,639
First Bancorp, Puerto Rico (a)	8,591	44,072
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
First Busey Corp.	8,473	$ 38,467
First California Financial Group, Inc. (a)	2,510	20,130
First Commonwealth Financial Corp.	12,759	90,206
First Community Bancshares, Inc.	2,038	32,506
First Connecticut Bancorp, Inc.	2,052	28,851
First Financial Bancorp, Ohio	6,796	103,911
First Financial Bankshares, Inc. (d)	3,694	151,676
First Financial Corp., Indiana	1,378	41,574
First Interstate Bancsystem, Inc.	1,997	34,408
First Merchants Corp.	3,346	50,357
First Midwest Bancorp, Inc., Delaware	8,885	112,573
First of Long Island Corp.	885	25,807
FirstMerit Corp.	12,941	197,091
FNB Corp., Pennsylvania	16,377	189,809
FNB United Corp. (a)	1,407	15,505
German American Bancorp, Inc.	1,563	34,902
Glacier Bancorp, Inc.	8,583	133,723
Great Southern Bancorp, Inc.	1,137	28,266
Guaranty Bancorp (a)	9,927	20,648
Hancock Holding Co.	8,969	271,043
Hanmi Financial Corp. (a)	3,800	62,510
Heartland Financial USA, Inc.	1,713	40,581
Heritage Commerce Corp. (a)	2,692	17,525
Heritage Financial Corp., Washington	1,850	26,141
Heritage Oaks Bancorp (a)	2,168	12,574
Home Bancshares, Inc.	2,576	89,439
HomeTrust Bancshares, Inc.	2,491	35,995
Horizon Bancorp Industries	702	13,991
Hudson Valley Holding Corp.	1,774	27,142
IBERIABANK Corp.	3,462	178,258
Independent Bank Corp., Massachusetts	2,573	79,737
International Bancshares Corp.	6,207	121,347
Investors Bancorp, Inc.	5,227	92,257
Lakeland Bancorp, Inc.	3,664	35,724
Lakeland Financial Corp.	2,030	49,613
MainSource Financial Group, Inc.	2,382	32,872
MB Financial, Inc.	6,473	144,801
Mercantile Bank Corp.	1,070	17,655
Merchants Bancshares, Inc.	655	18,550
Metro Bancorp, Inc. (a)	1,727	27,131
Metrocorp Bancshares, Inc. (a)	1,980	19,958
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Middleburg Financial Corp.	666	$ 12,314
Midsouth Bancorp, Inc.	1,029	15,497
MidWestOne Financial Group, Inc.	803	19,192
National Bank Holdings Corp.	782	14,115
National Bankshares, Inc.	844	28,561
National Penn Bancshares, Inc.	14,493	141,307
NBT Bancorp, Inc.	3,894	80,762
Northrim Bancorp, Inc.	838	18,252
Old National Bancorp, Indiana	11,931	159,398
OmniAmerican Bancorp, Inc. (a)	1,386	34,387
Oriental Financial Group, Inc.	5,464	78,518
Pacific Continental Corp.	2,149	23,618
Pacific Mercantile Bancorp (a)	1,251	7,256
PacWest Bancorp	3,577	98,296
Park National Corp.	1,331	87,114
Park Sterling Corp. (a)	5,054	28,707
Peapack-Gladstone Financial Corp.	967	14,205
Penns Woods Bancorp, Inc.	484	19,404
Peoples Bancorp, Inc.	1,371	29,751
Pinnacle Financial Partners, Inc. (a)	4,122	88,499
Preferred Bank, Los Angeles (a)	1,329	19,975
PrivateBancorp, Inc.	7,658	131,488
Prosperity Bancshares, Inc.	5,604	252,796
Renasant Corp.	2,997	58,292
Republic Bancorp, Inc., Kentucky Class A	1,134	25,481
S&T Bancorp, Inc.	3,510	64,724
S.Y. Bancorp, Inc.	1,481	33,485
Sandy Spring Bancorp, Inc.	2,820	55,977
SCBT Financial Corp.	1,968	82,853
Seacoast Banking Corp., Florida (a)	7,874	14,094
Sierra Bancorp	1,538	19,163
Simmons First National Corp. Class A	2,087	53,281
Southside Bancshares, Inc.	2,010	42,491
Southwest Bancorp, Inc., Oklahoma (a)	2,202	28,208
State Bank Financial Corp.	3,633	57,983
StellarOne Corp.	2,857	42,712
Sterling Bancorp, New York	3,474	33,316
Sterling Financial Corp.	3,248	70,124
Suffolk Bancorp (a)	1,071	14,812
Sun Bancorp, Inc., New Jersey (a)	5,130	17,750
Susquehanna Bancshares, Inc.	22,119	252,599
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Taylor Capital Group, Inc. (a)	1,907	$ 33,086
Texas Capital Bancshares, Inc. (a)	4,722	195,491
The First Bancorp, Inc.	941	15,583
Tompkins Financial Corp.	1,368	55,965
TowneBank	3,128	47,452
Trico Bancshares	1,974	32,532
Trustmark Corp.	7,607	175,950
UMB Financial Corp.	3,788	167,695
Umpqua Holdings Corp.	13,150	166,216
Union/First Market Bankshares Corp.	2,437	42,599
United Bankshares, Inc., West Virginia (d)	5,889	150,111
United Community Banks, Inc., Georgia (a)	4,939	51,810
Univest Corp. of Pennsylvania	1,913	32,291
Virginia Commerce Bancorp, Inc. (a)	3,250	42,705
Washington Banking Co., Oak Harbor	1,828	25,757
Washington Trust Bancorp, Inc.	1,647	43,415
Webster Financial Corp.	8,468	188,413
WesBanco, Inc.	3,035	70,382
West Bancorp., Inc.	1,814	20,081
West Coast Bancorp	2,369	56,193
Westamerica Bancorp.	3,297	146,453
Western Alliance Bancorp. (a)	8,552	105,190
Wilshire Bancorp, Inc. (a)	7,349	45,123
Wintrust Financial Corp.	4,291	159,067
		9,645,233
Consumer Finance - 0.8%
Asset Acceptance Capital Corp. (a)	1,944	10,439
Asta Funding, Inc.	1,007	9,536
Cash America International, Inc.	3,452	165,385
Credit Acceptance Corp. (a)	931	92,700
DFC Global Corp. (a)	5,184	99,844
Encore Capital Group, Inc. (a)	2,627	79,046
EZCORP, Inc. (non-vtg.) Class A (a)	5,703	126,607
First Cash Financial Services, Inc. (a)	3,384	180,401
First Marblehead Corp. (a)	4,637	4,501
Green Dot Corp. Class A (a)	2,839	38,043
Nelnet, Inc. Class A	2,771	84,322
Netspend Holdings, Inc. (a)	3,363	36,455
Nicholas Financial, Inc.	1,310	17,122
Portfolio Recovery Associates, Inc. (a)	2,017	215,718
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
Regional Management Corp.	589	$ 9,895
World Acceptance Corp. (a)	1,238	96,007
		1,266,021
Diversified Financial Services - 0.3%
California First National Bancorp	193	3,127
Gain Capital Holdings, Inc.	1,747	7,495
MarketAxess Holdings, Inc.	4,313	163,075
Marlin Business Services Corp.	938	20,636
MicroFinancial, Inc.	997	7,487
NewStar Financial, Inc. (a)	3,052	43,522
PHH Corp. (a)	6,728	147,209
PICO Holdings, Inc. (a)	2,633	55,372
Resource America, Inc. Class A	1,369	10,610
		458,533
Insurance - 2.5%
Alterra Capital Holdings Ltd.	10,132	308,722
American Equity Investment Life Holding Co.	7,095	95,641
American Safety Insurance Group Ltd. (a)	1,033	20,639
Amerisafe, Inc. (a)	2,092	59,915
Amtrust Financial Services, Inc.	3,153	104,806
Argo Group International Holdings, Ltd.	3,019	108,956
Baldwin & Lyons, Inc. Class B	1,145	28,282
Citizens, Inc. Class A (a)	4,713	47,177
CNO Financial Group, Inc.	23,954	246,008
Crawford & Co. Class B	3,168	23,031
Donegal Group, Inc. Class A	852	11,204
Eastern Insurance Holdings, Inc.	719	13,201
eHealth, Inc. (a)	2,269	55,296
EMC Insurance Group	535	13,354
Employers Holdings, Inc.	3,769	80,317
Enstar Group Ltd. (a)	992	122,076
FBL Financial Group, Inc. Class A	1,158	40,449
First American Financial Corp.	12,566	300,202
Fortegra Financial Corp. (a)	767	7,033
Global Indemnity PLC (a)	1,151	24,298
Greenlight Capital Re, Ltd. (a)	3,365	80,928
Hallmark Financial Services, Inc. (a)	1,874	16,772
Hilltop Holdings, Inc. (a)	4,747	62,376
Homeowners Choice, Inc.	958	21,651
Horace Mann Educators Corp.	4,718	102,569
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Independence Holding Co.	870	$ 8,604
Infinity Property & Casualty Corp.	1,376	81,831
Investors Title Co.	137	9,105
Kansas City Life Insurance Co.	537	20,803
Maiden Holdings Ltd.	5,853	59,525
Meadowbrook Insurance Group, Inc.	6,194	38,836
Montpelier Re Holdings Ltd.	5,884	143,452
National Financial Partners Corp. (a)	4,760	83,824
National Interstate Corp.	756	23,058
National Western Life Insurance Co. Class A	250	40,850
Navigators Group, Inc. (a)	1,202	65,184
OneBeacon Insurance Group Ltd.	2,701	36,896
Phoenix Companies, Inc. (a)	735	19,977
Platinum Underwriters Holdings Ltd.	3,866	188,390
Primerica, Inc.	5,248	172,554
RLI Corp.	2,512	173,353
Safety Insurance Group, Inc.	1,508	72,399
SeaBright Insurance Holdings, Inc.	2,494	27,658
Selective Insurance Group, Inc.	6,456	132,413
State Auto Financial Corp.	1,634	24,869
Stewart Information Services Corp.	2,125	56,440
Symetra Financial Corp.	9,153	127,684
Tower Group, Inc.	4,163	80,346
United Fire Group, Inc.	2,325	53,917
Universal Insurance Holdings, Inc.	2,063	9,366
		3,746,237
Real Estate Investment Trusts - 8.3%
Acadia Realty Trust (SBI)	5,981	156,343
AG Mortgage Investment Trust, Inc.	3,191	81,051
Agree Realty Corp.	1,518	43,050
Alexanders, Inc.	248	82,549
American Assets Trust, Inc.	3,919	113,259
American Capital Mortgage Investment Corp.	4,230	110,318
AmREIT, Inc.	489	8,602
Anworth Mortgage Asset Corp.	16,377	102,520
Apollo Commercial Real Estate Finance, Inc.	2,725	47,579
Apollo Residential Mortgage, Inc.	2,909	65,860
Ares Commercial Real Estate Corp.	821	14,203
Armour Residential REIT, Inc.	34,979	251,149
Ashford Hospitality Trust, Inc.	6,374	73,875
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Associated Estates Realty Corp.	5,895	$ 95,204
Campus Crest Communities, Inc.	4,506	54,432
CapLease, Inc.	7,706	44,618
Capstead Mortgage Corp.	11,862	146,852
Cedar Shopping Centers, Inc.	7,186	39,595
Chatham Lodging Trust	2,075	32,681
Chesapeake Lodging Trust	4,756	101,541
Colonial Properties Trust (SBI)	10,426	228,434
Colony Financial, Inc.	7,698	165,661
Coresite Realty Corp.	2,402	70,859
Cousins Properties, Inc.	10,667	94,936
Crexus Investment Corp.	7,883	104,765
CubeSmart	14,517	221,384
Cys Investments, Inc.	20,760	269,880
DCT Industrial Trust, Inc.	29,212	206,237
DiamondRock Hospitality Co.	22,127	201,798
DuPont Fabros Technology, Inc.	7,229	170,894
Dynex Capital, Inc.	6,343	64,128
EastGroup Properties, Inc.	3,381	189,471
Education Realty Trust, Inc.	13,295	142,921
EPR Properties	5,543	259,745
Equity One, Inc.	6,442	145,654
Excel Trust, Inc.	5,380	67,680
FelCor Lodging Trust, Inc. (a)	14,507	78,048
First Industrial Realty Trust, Inc. (a)	11,531	180,691
First Potomac Realty Trust	5,938	81,351
Franklin Street Properties Corp.	8,540	111,020
Getty Realty Corp.	3,069	57,943
Gladstone Commercial Corp.	1,308	24,211
Glimcher Realty Trust	16,504	183,524
Government Properties Income Trust	5,115	127,108
Gramercy Capital Corp. (a)	5,790	20,786
Gyrodyne Co. of America, Inc.	145	10,639
Healthcare Realty Trust, Inc.	10,333	263,285
Hersha Hospitality Trust	20,368	107,543
Highwoods Properties, Inc. (SBI)	9,276	333,936
Hudson Pacific Properties, Inc.	4,271	91,528
Inland Real Estate Corp.	8,984	81,575
Invesco Mortgage Capital, Inc.	15,781	342,448
Investors Real Estate Trust	10,649	99,675
iStar Financial, Inc. (a)	9,786	94,826
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
JAVELIN Mortgage Investment Corp.	824	$ 16,274
Kite Realty Group Trust	7,940	48,037
LaSalle Hotel Properties (SBI)	11,319	309,009
Lexington Corporate Properties Trust	15,621	171,831
LTC Properties, Inc.	3,583	133,431
Medical Properties Trust, Inc.	15,975	214,864
Monmouth Real Estate Investment Corp. Class A	4,726	51,324
National Health Investors, Inc.	2,880	183,312
New York Mortgage Trust, Inc. (d)	5,749	40,243
NorthStar Realty Finance Corp.	19,096	148,949
Omega Healthcare Investors, Inc.	13,200	337,392
One Liberty Properties, Inc.	1,419	31,332
Parkway Properties, Inc.	2,563	40,598
Pebblebrook Hotel Trust	7,233	180,174
Pennsylvania Real Estate Investment Trust (SBI)	6,619	122,054
PennyMac Mortgage Investment Trust	6,957	185,056
Potlatch Corp.	4,801	208,315
PS Business Parks, Inc.	2,195	156,635
RAIT Financial Trust	7,318	50,421
Ramco-Gershenson Properties Trust (SBI)	5,344	80,801
Redwood Trust, Inc.	9,297	177,573
Resource Capital Corp.	12,015	74,733
Retail Opportunity Investments Corp. (d)	6,402	83,546
RLJ Lodging Trust	12,546	262,337
Rouse Properties, Inc.	2,623	47,896
Ryman Hospitality Properties, Inc.	3,839	153,445
Sabra Health Care REIT, Inc.	4,360	109,392
Saul Centers, Inc.	893	38,176
Select Income (REIT)	1,407	35,414
Sovran Self Storage, Inc.	3,446	224,817
Spirit Realty Capital, Inc.	3,867	75,252
Stag Industrial, Inc.	4,272	84,244
Starwood Property Trust, Inc.	15,932	408,496
Strategic Hotel & Resorts, Inc. (a)	21,554	157,560
Summit Hotel Properties, Inc.	6,653	61,141
Sun Communities, Inc.	3,490	149,896
Sunstone Hotel Investors, Inc. (a)	16,088	186,138
Terreno Realty Corp.	1,570	26,219
Two Harbors Investment Corp.	34,886	433,284
UMH Properties, Inc.	1,808	18,713
Universal Health Realty Income Trust (SBI)	1,407	77,568
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Urstadt Biddle Properties, Inc. Class A	2,905	$ 58,797
Washington (REIT) (SBI)	7,864	223,967
Western Asset Mortgage Capital Corp.	2,137	46,266
Whitestone REIT Class B	1,574	22,351
Winthrop Realty Trust	3,286	39,268
		12,546,406
Real Estate Management & Development - 0.2%
AV Homes, Inc. (a)	1,177	17,526
Consolidated-Tomoka Land Co.	471	16,951
Forestar Group, Inc. (a)	4,015	76,405
Kennedy-Wilson Holdings, Inc.	5,191	77,813
Tejon Ranch Co. (a)	1,570	47,979
Thomas Properties Group, Inc.	3,933	20,255
Zillow, Inc. (a)	388	14,682
		271,611
Thrifts & Mortgage Finance - 1.7%
Astoria Financial Corp.	10,203	99,377
Bank Mutual Corp.	5,255	26,958
BankFinancial Corp.	2,338	17,652
Beneficial Mutual Bancorp, Inc. (a)	3,941	36,888
Berkshire Hills Bancorp, Inc.	3,010	72,842
BofI Holding, Inc. (a)	1,324	42,315
Brookline Bancorp, Inc., Delaware	8,366	73,704
Cape Bancorp, Inc.	1,237	11,244
Charter Financial Corp., Georgia	757	8,600
Clifton Savings Bancorp, Inc.	875	10,185
Dime Community Bancshares, Inc.	3,700	51,097
Doral Financial Corp. (a)	14,628	9,640
ESB Financial Corp.	1,220	17,007
ESSA Bancorp, Inc.	1,049	11,549
EverBank Financial Corp.	2,616	38,167
Farmer Mac Class C (non-vtg.)	1,175	40,314
First Defiance Financial Corp.	1,069	21,893
First Federal Bancshares of Arkansas, Inc. (a)	380	3,743
First Financial Holdings, Inc.	1,894	28,694
First Financial Northwest, Inc. (a)	2,070	16,788
First PacTrust Bancorp, Inc.	1,147	13,489
Flushing Financial Corp.	3,561	56,406
Fox Chase Bancorp, Inc.	1,452	24,989
Franklin Financial Corp./VA	1,631	28,265
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Heritage Financial Group, Inc.	920	$ 12,889
Hingham Institution for Savings	145	10,070
Home Bancorp, Inc. (a)	726	13,859
Home Federal Bancorp, Inc.	1,684	21,656
Home Loan Servicing Solutions Ltd.	6,259	136,071
HomeStreet, Inc.	1,059	26,708
Kearny Financial Corp.	1,853	18,715
Meridian Interstate Bancorp, Inc. (a)	1,052	18,389
MGIC Investment Corp. (a)(d)	22,557	62,708
NASB Financial, Inc. (a)	481	10,909
Nationstar Mortgage Holdings, Inc.	2,297	82,899
Northfield Bancorp, Inc.	2,355	26,352
Northwest Bancshares, Inc.	11,612	141,666
OceanFirst Financial Corp.	1,622	23,016
Ocwen Financial Corp. (a)	12,692	494,604
Oritani Financial Corp.	5,481	82,982
Peoples Federal Bancshares, Inc.	753	13,418
Provident Financial Holdings, Inc.	1,209	20,118
Provident Financial Services, Inc.	7,120	105,590
Provident New York Bancorp	4,633	41,373
Radian Group, Inc.	15,523	99,813
Rockville Financial, Inc.	3,463	44,603
Roma Financial Corp.	954	14,386
SI Financial Group, Inc.	1,130	13,153
Simplicity Bancorp, Inc.	1,163	16,770
Territorial Bancorp, Inc.	1,331	30,493
Tree.com, Inc.	734	12,830
Trustco Bank Corp., New York	10,724	56,730
United Financial Bancorp, Inc.	2,645	39,596
ViewPoint Financial Group	4,055	85,763
Walker & Dunlop, Inc. (a)	1,296	27,838
Waterstone Financial, Inc. (a)	828	6,193
Westfield Financial, Inc.	2,773	20,908
WSFS Financial Corp.	890	40,468
		2,635,342
TOTAL FINANCIALS		34,499,296
HEALTH CARE - 12.2%
Biotechnology - 3.9%
Achillion Pharmaceuticals, Inc. (a)	7,118	63,920
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Acorda Therapeutics, Inc. (a)	4,691	$ 135,476
Aegerion Pharmaceuticals, Inc. (a)	3,358	95,065
Affymax, Inc. (a)	4,297	80,827
Agenus, Inc. (a)	2,634	11,985
Alkermes PLC (a)	14,391	331,713
Allos Therapeutics, Inc. rights	4,656	0
Alnylam Pharmaceuticals, Inc. (a)	6,590	159,017
AMAG Pharmaceuticals, Inc. (a)	2,584	41,215
Amicus Therapeutics, Inc. (a)	3,527	13,403
Anacor Pharmaceuticals, Inc. (a)	1,955	7,800
Arena Pharmaceuticals, Inc. (a)(d)	25,577	215,870
ArQule, Inc. (a)	7,393	18,704
Array Biopharma, Inc. (a)	13,513	50,944
Astex Pharmaceuticals, Inc. (a)	11,440	38,324
AVEO Pharmaceuticals, Inc. (a)	5,563	44,003
BioCryst Pharmaceuticals, Inc. (a)(d)	5,520	8,942
Biospecifics Technologies Corp. (a)	580	8,845
BioTime, Inc. (a)(d)	3,359	15,451
Celldex Therapeutics, Inc. (a)	7,193	53,660
Cepheid, Inc. (a)	7,706	279,111
ChemoCentryx, Inc.	629	7,309
Clovis Oncology, Inc. (a)	1,593	31,446
Codexis, Inc. (a)	3,017	7,150
Coronado Biosciences, Inc. (a)	2,013	14,775
Cubist Pharmaceuticals, Inc. (a)	7,513	323,360
Curis, Inc. (a)	9,400	29,892
Cytori Therapeutics, Inc. (a)(d)	6,856	18,785
Dendreon Corp. (a)(d)	18,418	108,298
Discovery Laboratories, Inc. (a)	4,814	10,832
Durata Therapeutics, Inc.	980	7,468
Dyax Corp. (a)	11,526	36,653
Dynavax Technologies Corp. (a)	20,511	63,379
Emergent BioSolutions, Inc. (a)	3,182	51,071
Enzon Pharmaceuticals, Inc.	4,813	23,824
Exact Sciences Corp. (a)	7,362	81,129
Exelixis, Inc. (a)(d)	21,608	100,693
Genomic Health, Inc. (a)	1,857	52,089
Geron Corp. (a)	15,165	23,961
GTx, Inc. (a)	2,872	14,360
Halozyme Therapeutics, Inc. (a)	10,743	71,871
Hyperion Therapeutics, Inc.	486	7,596
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Idenix Pharmaceuticals, Inc. (a)	10,446	$ 49,619
ImmunoCellular Therapeutics Ltd. (a)	5,730	12,033
ImmunoGen, Inc. (a)	9,827	140,723
Immunomedics, Inc. (a)	8,168	23,606
Infinity Pharmaceuticals, Inc. (a)	3,333	114,822
Intercept Pharmaceuticals, Inc.	596	24,072
InterMune, Inc. (a)	9,718	95,722
Ironwood Pharmaceuticals, Inc. Class A (a)	8,755	112,239
Isis Pharmaceuticals, Inc. (a)(d)	11,765	170,945
Keryx Biopharmaceuticals, Inc. (a)	8,491	77,098
KYTHERA Biopharmaceuticals, Inc.	577	16,139
Lexicon Pharmaceuticals, Inc. (a)	24,551	52,294
Ligand Pharmaceuticals, Inc. Class B (a)	2,078	41,768
MannKind Corp. (a)(d)	13,869	33,563
Maxygen, Inc.	3,088	7,566
Merrimack Pharmaceuticals, Inc.	2,050	12,444
Momenta Pharmaceuticals, Inc. (a)	5,740	72,381
Neurocrine Biosciences, Inc. (a)	7,733	70,061
NewLink Genetics Corp. (a)	1,589	18,830
Novavax, Inc. (a)	14,683	26,283
NPS Pharmaceuticals, Inc. (a)	10,306	91,105
OncoGenex Pharmaceuticals, Inc. (a)	1,630	21,451
Oncothyreon, Inc. (a)	6,664	13,195
Opko Health, Inc. (a)(d)	12,446	79,903
Orexigen Therapeutics, Inc. (a)	8,713	49,838
Osiris Therapeutics, Inc. (a)	2,133	16,787
PDL BioPharma, Inc. (d)	16,507	113,568
Pharmacyclics, Inc. (a)	6,437	446,277
Progenics Pharmaceuticals, Inc. (a)	4,582	13,059
Raptor Pharmaceutical Corp. (a)(d)	6,180	33,434
Regulus Therapeutics, Inc.	1,735	10,427
Repligen Corp. (a)	3,419	23,591
Rigel Pharmaceuticals, Inc. (a)	10,215	67,010
Sangamo Biosciences, Inc. (a)	6,193	59,267
Seattle Genetics, Inc. (a)	11,285	332,343
SIGA Technologies, Inc. (a)	4,182	12,211
Spectrum Pharmaceuticals, Inc. (d)	7,134	89,960
Sunesis Pharmaceuticals, Inc. (a)	3,341	18,943
Synageva BioPharma Corp. (a)	1,364	63,099
Synergy Pharmaceuticals, Inc. (a)(d)	5,076	28,476
Synta Pharmaceuticals Corp. (a)	4,545	50,904
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Targacept, Inc. (a)	3,455	$ 15,513
TESARO, Inc.	486	8,797
Theravance, Inc. (a)	7,162	159,355
Threshold Pharmaceuticals, Inc. (a)	5,485	25,341
Trius Therapeutics, Inc. (a)	4,004	20,661
Vanda Pharmaceuticals, Inc. (a)	2,988	12,012
Verastem, Inc.	619	6,165
Vical, Inc. (a)	9,233	33,054
XOMA Corp. (a)	9,717	26,139
ZIOPHARM Oncology, Inc. (a)	7,553	29,985
		5,904,294
Health Care Equipment & Supplies - 3.1%
Abaxis, Inc.	2,605	100,866
Abiomed, Inc. (a)	3,874	54,042
Accuray, Inc. (a)	8,550	43,691
Align Technology, Inc. (a)	8,460	265,306
Alphatec Holdings, Inc. (a)	7,204	12,463
Analogic Corp.	1,428	108,799
Angiodynamics, Inc. (a)	2,770	33,794
Anika Therapeutics, Inc. (a)	1,291	13,710
Antares Pharma, Inc. (a)	12,543	47,789
ArthroCare Corp. (a)	3,234	117,815
Atricure, Inc. (a)	2,270	18,296
Atrion Corp.	192	38,498
Cantel Medical Corp.	2,545	79,938
Cardiovascular Systems, Inc. (a)	2,076	32,676
Cerus Corp. (a)	6,366	20,180
Conceptus, Inc. (a)	3,771	77,909
CONMED Corp.	3,301	96,950
Cryolife, Inc.	3,092	19,851
Cyberonics, Inc. (a)	3,232	140,140
Cynosure, Inc. Class A (a)	1,462	39,035
Derma Sciences, Inc. (a)	1,349	16,498
DexCom, Inc. (a)	8,097	123,317
Endologix, Inc. (a)	6,506	99,737
EnteroMedics, Inc. (a)	3,018	9,326
Exactech, Inc. (a)	1,091	20,936
Globus Medical, Inc. (d)	1,048	13,393
Greatbatch, Inc. (a)	2,733	72,534
Haemonetics Corp. (a)	5,999	251,598
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Hansen Medical, Inc. (a)	7,017	$ 16,841
HeartWare International, Inc. (a)	1,661	150,121
ICU Medical, Inc. (a)	1,492	90,191
Insulet Corp. (a)	6,225	143,611
Integra LifeSciences Holdings Corp. (a)	2,302	97,029
Invacare Corp.	3,803	59,821
Mako Surgical Corp. (a)(d)	4,527	52,468
Masimo Corp.	5,857	118,897
Meridian Bioscience, Inc.	4,844	101,482
Merit Medical Systems, Inc. (a)	5,026	69,711
Natus Medical, Inc. (a)	3,560	43,859
Navidea Biopharmaceuticals, Inc. (a)	11,881	39,088
Neogen Corp. (a)	2,808	130,544
NuVasive, Inc. (a)	5,114	88,114
NxStage Medical, Inc. (a)	6,100	71,370
OraSure Technologies, Inc. (a)	6,217	43,830
Orthofix International NV (a)	2,211	84,350
Palomar Medical Technologies, Inc. (a)	2,233	21,816
PhotoMedex, Inc. (a)	1,501	21,269
Quidel Corp. (a)	3,296	73,962
Rochester Medical Corp. (a)	1,138	13,292
Rockwell Medical Technologies, Inc. (a)	2,210	13,525
RTI Biologics, Inc. (a)	6,766	33,289
Solta Medical, Inc. (a)	7,887	20,191
Staar Surgical Co. (a)	4,521	25,589
Steris Corp.	6,796	256,413
SurModics, Inc. (a)	1,497	36,093
Symmetry Medical, Inc. (a)	4,414	47,274
The Spectranetics Corp. (a)	4,039	67,290
Tornier BV (a)	1,950	33,618
Unilife Corp. (a)	8,966	19,905
Utah Medical Products, Inc.	352	14,150
Vascular Solutions, Inc. (a)	1,925	32,167
Volcano Corp. (a)	6,246	156,400
West Pharmaceutical Services, Inc.	4,021	238,083
Wright Medical Group, Inc. (a)	4,631	97,899
Young Innovations, Inc.	670	26,465
Zeltiq Aesthetics, Inc. (a)	2,017	8,814
		4,627,918
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 2.7%
Acadia Healthcare Co., Inc. (a)	3,212	$ 82,131
Accretive Health, Inc. (a)	6,730	86,884
Air Methods Corp.	4,546	198,751
Almost Family, Inc.	1,024	20,500
Amedisys, Inc. (a)	3,567	39,665
AMN Healthcare Services, Inc. (a)	5,314	64,565
AmSurg Corp. (a)	3,746	116,913
Assisted Living Concepts, Inc. Class A	2,342	22,998
Bio-Reference Laboratories, Inc. (a)(d)	2,939	81,616
BioScrip, Inc. (a)	5,096	57,228
Capital Senior Living Corp. (a)	3,307	70,208
Centene Corp. (a)	6,102	263,362
Chemed Corp.	2,288	172,858
Chindex International, Inc. (a)	1,351	14,915
Corvel Corp. (a)	701	32,106
Cross Country Healthcare, Inc. (a)	2,980	16,837
Emeritus Corp. (a)	3,618	97,975
ExamWorks Group, Inc. (a)	3,399	49,184
Five Star Quality Care, Inc. (a)	5,052	28,594
Gentiva Health Services, Inc. (a)	3,546	35,141
Hanger, Inc. (a)	4,026	115,667
HealthSouth Corp. (a)	11,337	270,501
Healthways, Inc. (a)	4,076	42,880
HMS Holdings Corp. (a)	10,194	277,888
IPC The Hospitalist Co., Inc. (a)	1,986	84,683
Kindred Healthcare, Inc. (a)	6,124	66,017
Landauer, Inc.	1,136	71,557
LHC Group, Inc. (a)	1,714	36,611
Magellan Health Services, Inc. (a)	3,198	164,057
Molina Healthcare, Inc. (a)	3,527	101,260
MWI Veterinary Supply, Inc. (a)	1,510	169,588
National Healthcare Corp.	1,296	62,376
National Research Corp.	304	16,349
Owens & Minor, Inc.	7,561	231,442
PDI, Inc. (a)	1,123	8,703
PharMerica Corp. (a)	3,402	49,261
Providence Service Corp. (a)	1,615	29,926
PSS World Medical, Inc. (a)	5,966	172,596
Select Medical Holdings Corp.	4,020	39,155
Skilled Healthcare Group, Inc. (a)	2,507	13,337
Team Health Holdings, Inc. (a)	3,312	112,177
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
The Ensign Group, Inc.	2,006	$ 57,291
Triple-S Management Corp. (a)	2,372	42,862
U.S. Physical Therapy, Inc.	1,367	33,628
Universal American Spin Corp.	4,533	42,474
Vanguard Health Systems, Inc. (a)	3,665	51,200
Wellcare Health Plans, Inc. (a)	5,064	256,795
		4,172,712
Health Care Technology - 0.6%
athenahealth, Inc. (a)	4,239	366,546
Computer Programs & Systems, Inc.	1,303	68,551
Epocrates, Inc. (a)	2,137	24,960
Greenway Medical Technologies	876	13,052
HealthStream, Inc. (a)	2,333	57,812
MedAssets, Inc. (a)	6,914	135,169
Medidata Solutions, Inc. (a)	2,635	123,292
Merge Healthcare, Inc. (a)(d)	7,508	20,197
Omnicell, Inc. (a)	4,060	64,148
Quality Systems, Inc.	4,731	86,293
Vocera Communications, Inc.	824	21,638
		981,658
Life Sciences Tools & Services - 0.4%
Affymetrix, Inc. (a)	8,282	31,389
BG Medicine, Inc. (a)	763	1,564
Cambrex Corp. (a)	3,447	40,502
Fluidigm Corp. (a)	2,911	48,032
Furiex Pharmaceuticals, Inc. (a)	914	29,385
Harvard Bioscience, Inc. (a)	2,779	13,812
Luminex Corp. (a)	4,885	89,786
Pacific Biosciences of California, Inc. (a)	4,887	12,120
PAREXEL International Corp. (a)	7,108	240,606
Sequenom, Inc. (a)(d)	13,795	57,249
		564,445
Pharmaceuticals - 1.5%
Acura Pharmaceuticals, Inc. (a)	1,256	2,349
Akorn, Inc. (a)	6,777	88,711
Ampio Pharmaceuticals, Inc. (a)(d)	2,950	11,004
Auxilium Pharmaceuticals, Inc. (a)	5,779	106,334
AVANIR Pharmaceuticals Class A (a)	15,536	45,365
Biodelivery Sciences International, Inc. (a)	3,151	13,738
Cadence Pharmaceuticals, Inc. (a)	7,025	33,228
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Cempra, Inc.	311	$ 2,043
Corcept Therapeutics, Inc. (a)	5,798	12,582
Cornerstone Therapeutics, Inc. (a)	1,076	5,864
Cumberland Pharmaceuticals, Inc. (a)	1,104	4,637
DepoMed, Inc. (a)	6,485	45,460
Endocyte, Inc. (a)	3,648	36,589
Hi-Tech Pharmacal Co., Inc.	1,260	46,116
Horizon Pharma, Inc.	4,351	9,268
Impax Laboratories, Inc. (a)	7,871	158,679
Jazz Pharmaceuticals PLC (a)	4,925	277,721
Lannett Co., Inc. (a)	2,156	12,893
MAP Pharmaceuticals, Inc. (a)	3,369	83,450
Nektar Therapeutics (a)	13,353	114,435
Obagi Medical Products, Inc. (a)	2,150	30,896
Omeros Corp. (a)	3,054	16,675
Optimer Pharmaceuticals, Inc. (a)	5,459	50,660
Pacira Pharmaceuticals, Inc. (a)	2,148	41,628
Pain Therapeutics, Inc.	4,168	11,420
Pernix Therapeutics Holdings, Inc. (a)	1,267	10,250
Pozen, Inc. (a)	3,130	16,620
Questcor Pharmaceuticals, Inc.	6,308	160,728
Repros Therapeutics, Inc. (a)	1,955	23,089
Sagent Pharmaceuticals, Inc. (a)	1,147	18,237
Santarus, Inc. (a)	6,358	84,943
SciClone Pharmaceuticals, Inc. (a)	6,641	34,732
Sucampo Pharmaceuticals, Inc. Class A (a)	1,524	7,910
Supernus Pharmaceuticals, Inc. (a)	589	4,518
The Medicines Company (a)	6,492	193,981
Transcept Pharmaceuticals, Inc. (a)	1,212	7,078
Ventrus Biosciences, Inc. (a)	957	2,450
ViroPharma, Inc. (a)	7,736	206,242
VIVUS, Inc. (a)(d)	11,720	141,929
XenoPort, Inc. (a)	4,953	41,556
Zogenix, Inc. (a)	6,226	8,841
		2,224,849
TOTAL HEALTH CARE		18,475,876
INDUSTRIALS - 15.5%
Aerospace & Defense - 1.6%
AAR Corp.	4,809	90,650
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
AeroVironment, Inc. (a)	2,027	$ 43,885
American Science & Engineering, Inc.	1,004	67,850
API Technologies Corp. (a)	4,006	11,377
Astronics Corp. (a)	1,462	33,494
CPI Aerostructures, Inc. (a)	762	8,595
Cubic Corp.	1,920	90,240
Curtiss-Wright Corp.	5,511	196,467
DigitalGlobe, Inc. (a)	6,327	176,966
Esterline Technologies Corp. (a)	3,601	239,070
GenCorp, Inc. (non-vtg.) (a)	6,964	74,724
HEICO Corp.	6,187	280,642
Hexcel Corp. (a)	11,827	316,845
KEYW Holding Corp. (a)	2,890	37,165
Kratos Defense & Security Solutions, Inc. (a)	4,854	21,406
LMI Aerospace, Inc. (a)	1,094	24,177
Moog, Inc. Class A (a)	5,307	232,447
National Presto Industries, Inc.	595	43,643
Orbital Sciences Corp. (a)	6,880	101,136
SIFCO Industries, Inc.	192	2,972
Sypris Solutions, Inc.	1,009	4,177
Taser International, Inc. (a)	6,036	50,521
Teledyne Technologies, Inc. (a)	4,379	298,911
		2,447,360
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc. (a)	6,607	30,723
Atlas Air Worldwide Holdings, Inc. (a)	3,148	141,943
Echo Global Logistics, Inc. (a)	1,821	33,816
Forward Air Corp.	3,445	127,844
Hub Group, Inc. Class A (a)	4,350	160,124
Pacer International, Inc. (a)	4,476	18,217
Park-Ohio Holdings Corp. (a)	998	24,092
XPO Logistics, Inc. (a)	2,162	36,214
		572,973
Airlines - 0.8%
Alaska Air Group, Inc. (a)	8,387	386,892
Allegiant Travel Co.	1,782	132,706
Hawaiian Holdings, Inc. (a)	6,006	34,655
JetBlue Airways Corp. (a)	27,663	160,722
Republic Airways Holdings, Inc. (a)	5,768	48,394
SkyWest, Inc.	5,887	74,412
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - continued
Spirit Airlines, Inc. (a)	4,954	$ 96,058
US Airways Group, Inc. (a)	19,051	272,048
		1,205,887
Building Products - 1.0%
A.O. Smith Corp.	4,588	317,857
AAON, Inc.	2,143	48,732
Ameresco, Inc. Class A (a)	2,308	22,711
American Woodmark Corp. (a)	1,170	32,538
Apogee Enterprises, Inc.	3,380	82,641
Builders FirstSource, Inc. (a)	5,252	32,930
Gibraltar Industries, Inc. (a)	3,644	63,296
Griffon Corp.	5,462	64,452
Insteel Industries, Inc.	2,133	32,336
NCI Building Systems, Inc. (a)	2,039	31,564
Nortek, Inc. (a)	930	67,100
Patrick Industries, Inc. (a)	464	7,637
PGT, Inc. (a)	2,430	11,907
Quanex Building Products Corp.	4,334	89,540
Simpson Manufacturing Co. Ltd.	4,725	153,185
Trex Co., Inc. (a)	1,742	73,600
Universal Forest Products, Inc.	2,376	96,584
USG Corp. (a)	8,794	258,456
		1,487,066
Commercial Services & Supplies - 2.4%
A.T. Cross Co. Class A (a)	1,125	12,870
ABM Industries, Inc.	6,391	140,091
ACCO Brands Corp.	13,506	112,505
Acorn Energy, Inc.	2,251	16,567
ARC Document Solutions, Inc. (a)	3,792	9,063
Casella Waste Systems, Inc. Class A (a)	4,372	19,849
CECO Environmental Corp.	1,014	11,215
Cenveo, Inc. (a)	6,629	16,573
CompX International, Inc. Class A	93	1,256
Consolidated Graphics, Inc. (a)	942	34,505
Courier Corp.	1,039	12,582
Deluxe Corp.	6,003	220,850
EnergySolutions, Inc. (a)	9,400	36,002
EnerNOC, Inc. (a)	2,904	44,867
Ennis, Inc.	3,046	47,548
G&K Services, Inc. Class A	2,199	88,048
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Healthcare Services Group, Inc.	7,884	$ 190,399
Heritage-Crystal Clean, Inc. (a)	825	12,977
Herman Miller, Inc.	6,840	168,948
HNI Corp.	5,349	168,868
InnerWorkings, Inc. (a)	3,757	52,260
Interface, Inc.	6,905	115,866
Intersections, Inc.	1,048	10,878
Kimball International, Inc. Class B	3,929	42,433
Knoll, Inc.	5,578	92,483
McGrath RentCorp.	2,877	85,994
Metalico, Inc. (a)	4,211	8,127
Mine Safety Appliances Co.	3,255	150,446
Mobile Mini, Inc. (a)	4,488	107,712
Multi-Color Corp.	1,555	37,258
NL Industries, Inc.	704	9,110
Performant Financial Corp.	935	11,875
Quad/Graphics, Inc.	3,009	65,295
Schawk, Inc. Class A	1,394	17,899
Standard Parking Corp. (a)	1,957	41,019
Steelcase, Inc. Class A	8,942	121,879
Swisher Hygiene, Inc. (Canada) (a)	14,191	21,287
Sykes Enterprises, Inc. (a)	4,627	74,495
Team, Inc. (a)	2,341	102,559
Tetra Tech, Inc. (a)	7,541	216,125
The Brink's Co.	5,561	165,829
The Geo Group, Inc.	8,424	274,791
TMS International Corp. (a)	1,450	20,213
TRC Companies, Inc. (a)	1,702	10,161
Unifirst Corp. Massachusetts	1,714	140,102
United Stationers, Inc.	4,852	161,766
US Ecology, Inc.	2,232	53,032
Viad Corp.	2,411	67,315
		3,643,792
Construction & Engineering - 0.9%
Aegion Corp. (a)	4,647	109,297
Argan, Inc.	1,138	21,394
Comfort Systems USA, Inc.	4,313	55,681
Dycom Industries, Inc. (a)	4,009	84,109
EMCOR Group, Inc.	7,886	286,498
Furmanite Corp. (a)	4,641	24,644
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Granite Construction, Inc.	4,540	$ 165,074
Great Lakes Dredge & Dock Corp.	7,037	66,007
Layne Christensen Co. (a)	2,272	51,506
MasTec, Inc. (a)	6,478	183,327
Michael Baker Corp.	1,058	27,180
MYR Group, Inc. (a)	2,358	52,937
Northwest Pipe Co. (a)	1,170	28,841
Orion Marine Group, Inc. (a)	3,129	24,406
Pike Electric Corp.	2,011	20,914
Primoris Services Corp.	3,583	68,722
Sterling Construction Co., Inc. (a)	2,033	20,838
Tutor Perini Corp. (a)	4,259	70,657
		1,362,032
Electrical Equipment - 1.2%
Acuity Brands, Inc.	5,009	344,619
American Superconductor Corp. (a)	4,367	11,573
AZZ, Inc.	2,962	126,744
Belden, Inc.	5,344	257,314
Brady Corp. Class A	5,768	201,246
Capstone Turbine Corp. (a)	36,940	31,144
Coleman Cable, Inc.	1,015	10,383
Encore Wire Corp.	1,938	63,218
EnerSys (a)	5,696	233,137
Enphase Energy, Inc.	721	2,718
Franklin Electric Co., Inc.	2,747	182,730
FuelCell Energy, Inc. (a)	19,219	20,949
Generac Holdings, Inc.	2,891	107,487
Global Power Equipment Group, Inc.	1,942	31,868
II-VI, Inc. (a)	6,228	106,001
LSI Industries, Inc.	2,264	16,391
Powell Industries, Inc. (a)	1,047	47,377
Preformed Line Products Co.	292	19,704
Thermon Group Holdings, Inc. (a)	1,733	41,939
Vicor Corp. (a)	2,137	11,497
		1,868,039
Industrial Conglomerates - 0.2%
Raven Industries, Inc.	4,239	114,156
Seaboard Corp.	36	97,319
Standex International Corp.	1,515	85,825
		297,300
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 3.4%
Accuride Corp. (a)	5,278	$ 19,845
Actuant Corp. Class A	8,648	254,943
Alamo Group, Inc.	817	27,745
Albany International Corp. Class A	3,198	80,142
Altra Holdings, Inc.	3,254	77,933
American Railcar Industries, Inc.	1,132	44,533
Ampco-Pittsburgh Corp.	987	18,181
Astec Industries, Inc.	2,346	82,861
Barnes Group, Inc.	6,429	153,653
Blount International, Inc. (a)	5,764	98,276
Briggs & Stratton Corp.	5,812	137,919
Cascade Corp.	1,081	69,800
Chart Industries, Inc. (a)	3,554	235,239
CIRCOR International, Inc.	2,078	86,237
CLARCOR, Inc.	5,935	299,480
Columbus McKinnon Corp. (NY Shares) (a)	2,314	43,781
Commercial Vehicle Group, Inc. (a)	2,978	24,092
Douglas Dynamics, Inc.	2,663	35,098
Dynamic Materials Corp.	1,611	26,775
Eastern Co.	685	10,713
Energy Recovery, Inc. (a)	5,594	20,866
EnPro Industries, Inc. (a)	2,403	106,885
ESCO Technologies, Inc.	3,118	128,368
Federal Signal Corp. (a)	7,179	57,719
Flow International Corp. (a)	5,365	20,226
FreightCar America, Inc.	1,358	33,665
Gorman-Rupp Co.	1,754	53,304
Graham Corp.	1,123	26,020
Greenbrier Companies, Inc. (a)	2,718	54,170
Hardinge, Inc.	1,255	14,156
Hurco Companies, Inc. (a)	738	21,904
Hyster-Yale Materials Handling Class A	1,314	65,937
John Bean Technologies Corp.	3,472	64,892
Kadant, Inc. (a)	1,408	37,833
Kaydon Corp.	3,819	94,711
L.B. Foster Co. Class A	1,078	46,688
Lindsay Corp.	1,504	139,932
Lydall, Inc. (a)	2,015	30,789
Meritor, Inc. (a)	11,709	53,393
Met-Pro Corp.	1,869	19,382
Middleby Corp. (a)	2,213	312,830
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Miller Industries, Inc.	1,374	$ 20,995
Mueller Industries, Inc.	2,332	124,436
Mueller Water Products, Inc. Class A	18,258	107,905
NN, Inc. (a)	1,993	18,455
Omega Flex, Inc.	220	3,128
PMFG, Inc. (a)	2,449	20,596
Proto Labs, Inc.	610	25,089
RBC Bearings, Inc. (a)	2,621	138,205
Rexnord Corp.	3,391	67,752
Robbins & Myers, Inc.	4,536	264,358
Sauer-Danfoss, Inc.	1,361	73,045
Sun Hydraulics Corp.	2,468	68,117
Tennant Co.	2,210	101,748
Titan International, Inc.	5,664	137,579
TriMas Corp. (a)	3,849	118,896
Twin Disc, Inc.	1,046	23,985
Wabash National Corp. (a)	8,165	84,508
Watts Water Technologies, Inc. Class A	3,296	151,946
Woodward, Inc.	8,219	315,692
		5,097,351
Marine - 0.0%
Genco Shipping & Trading Ltd. (a)	3,936	13,146
International Shipholding Corp.	695	13,275
Rand Logistics, Inc. (a)	1,938	13,101
		39,522
Professional Services - 1.3%
Acacia Research Corp. (a)	5,846	149,248
Advisory Board Co. (a)	4,047	219,469
Barrett Business Services, Inc.	870	35,009
CBIZ, Inc. (a)	4,215	25,543
CDI Corp.	1,522	25,904
Corporate Executive Board Co.	3,936	197,233
CRA International, Inc. (a)	1,189	22,104
Dolan Co. (a)	4,009	14,072
Exponent, Inc. (a)	1,594	77,931
Franklin Covey Co. (a)	1,698	23,568
FTI Consulting, Inc. (a)	4,933	160,323
GP Strategies Corp. (a)	1,790	38,306
Heidrick & Struggles International, Inc.	2,023	31,984
Hill International, Inc. (a)	2,481	8,460
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Hudson Global, Inc. (a)	4,019	$ 19,331
Huron Consulting Group, Inc. (a)	2,760	94,116
ICF International, Inc. (a)	2,286	52,327
Insperity, Inc.	2,716	91,339
Kelly Services, Inc. Class A (non-vtg.)	3,095	49,334
Kforce, Inc.	3,354	46,151
Korn/Ferry International (a)	5,566	95,624
MISTRAS Group, Inc. (a)	1,842	40,561
Navigant Consulting, Inc. (a)	6,207	71,567
Odyssey Marine Exploration, Inc. (a)(d)	9,276	28,524
On Assignment, Inc. (a)	5,019	122,715
Pendrell Corp. (a)	17,416	25,427
Resources Connection, Inc.	4,960	60,562
RPX Corp. (a)	2,632	27,452
TrueBlue, Inc. (a)	4,817	82,804
VSE Corp.	498	11,957
WageWorks, Inc. (a)	826	16,487
		1,965,432
Road & Rail - 1.3%
AMERCO	1,026	137,956
Arkansas Best Corp.	2,910	30,613
Avis Budget Group, Inc. (a)	12,472	268,522
Celadon Group, Inc.	2,321	45,979
Genesee & Wyoming, Inc. Class A (a)	5,233	442,607
Heartland Express, Inc.	5,578	77,144
Knight Transportation, Inc.	6,753	107,710
Marten Transport Ltd.	1,926	39,213
Old Dominion Freight Lines, Inc. (a)	8,428	314,196
Patriot Transportation Holding, Inc. (a)	781	20,126
Quality Distribution, Inc. (a)	2,372	17,577
Roadrunner Transportation Systems, Inc. (a)	1,735	34,891
Saia, Inc. (a)	1,941	50,350
Swift Transporation Co. (a)	9,316	127,257
Universal Truckload Services, Inc.	618	11,087
Werner Enterprises, Inc.	5,180	122,352
Zipcar, Inc. (a)	3,269	39,914
		1,887,494
Trading Companies & Distributors - 1.0%
Aceto Corp.	3,030	31,633
Aircastle Ltd.	7,005	96,669
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Applied Industrial Technologies, Inc.	4,967	$ 218,349
Beacon Roofing Supply, Inc. (a)	5,536	200,071
BlueLinx Corp. (a)	2,556	7,924
CAI International, Inc. (a)	1,725	43,263
DXP Enterprises, Inc. (a)	1,061	60,371
Edgen Group, Inc. Class A	1,596	12,752
H&E Equipment Services, Inc.	3,431	66,150
Houston Wire & Cable Co.	2,067	24,701
Kaman Corp.	3,113	113,126
Rush Enterprises, Inc. Class A (a)	4,009	94,853
SeaCube Container Leasing Ltd.	1,332	30,596
TAL International Group, Inc.	3,450	144,555
Textainer Group Holdings Ltd.	1,662	68,890
Titan Machinery, Inc. (a)	2,039	58,947
Watsco, Inc.	3,484	262,519
Willis Lease Finance Corp. (a)	690	10,164
		1,545,533
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (a)	2,032	28,103
TOTAL INDUSTRIALS		23,447,884
INFORMATION TECHNOLOGY - 16.4%
Communications Equipment - 2.0%
ADTRAN, Inc.	7,487	151,237
Ambient Corp. (a)	151	423
Anaren, Inc. (a)	1,679	32,858
Arris Group, Inc. (a)	13,441	222,045
Aruba Networks, Inc. (a)	13,255	305,395
Aviat Networks, Inc. (a)	7,678	28,793
Aware, Inc.	1,674	9,642
Bel Fuse, Inc. Class B (non-vtg.)	1,165	21,704
Black Box Corp.	1,914	44,845
CalAmp Corp. (a)	3,540	30,302
Calix Networks, Inc. (a)	4,684	38,128
Ciena Corp. (a)	11,653	182,486
Comtech Telecommunications Corp.	2,139	56,684
Digi International, Inc. (a)	3,006	29,459
Emulex Corp. (a)	10,070	76,935
Extreme Networks, Inc. (a)	11,103	40,970
Finisar Corp. (a)	10,765	166,858
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Globecomm Systems, Inc. (a)	2,612	$ 32,389
Harmonic, Inc. (a)	14,050	73,482
Infinera Corp. (a)	13,108	93,460
InterDigital, Inc.	4,827	209,444
Ixia (a)	4,996	94,874
KVH Industries, Inc. (a)	1,644	23,937
Loral Space & Communications Ltd.	1,278	75,006
NETGEAR, Inc. (a)	4,468	156,871
NumereX Corp. Class A (a)	1,473	18,280
Oclaro, Inc. (a)	7,610	12,328
Oplink Communications, Inc. (a)	2,351	39,614
Parkervision, Inc. (a)(d)	8,641	20,652
PC-Tel, Inc.	2,404	17,838
Plantronics, Inc.	4,997	205,477
Procera Networks, Inc. (a)	2,342	39,416
Ruckus Wireless, Inc.	1,017	23,961
ShoreTel, Inc. (a)	5,496	23,578
Sonus Networks, Inc. (a)	24,658	55,974
Sycamore Networks, Inc.	1,830	4,209
Symmetricom, Inc. (a)	4,995	26,923
Tellabs, Inc.	43,476	99,125
Telular Corp.	2,055	22,790
Tessco Technologies, Inc.	591	13,209
Ubiquiti Networks, Inc.	1,142	14,709
ViaSat, Inc. (a)	4,417	169,657
Westell Technologies, Inc. Class A (a)	6,371	11,659
		3,017,626
Computers & Peripherals - 0.7%
3D Systems Corp. (a)(d)	5,541	320,547
Avid Technology, Inc. (a)	3,748	27,735
Cray, Inc. (a)	4,310	80,037
Datalink Corp. (a)	1,926	16,930
Electronics for Imaging, Inc. (a)	5,432	122,872
Imation Corp. (a)	3,193	11,846
Immersion Corp. (a)	3,473	23,616
Intermec, Inc. (a)	7,036	69,516
Intevac, Inc. (a)	2,472	10,407
OCZ Technology Group, Inc. (a)(d)	7,979	17,953
QLogic Corp. (a)	11,387	131,520
Quantum Corp. (a)(d)	28,032	38,124
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Silicon Graphics International Corp. (a)	3,734	$ 54,292
STEC, Inc. (a)	4,057	20,528
Super Micro Computer, Inc. (a)	3,426	42,414
Synaptics, Inc. (a)	4,007	140,566
		1,128,903
Electronic Equipment & Components - 2.2%
Aeroflex Holding Corp. (a)	2,224	15,546
Agilysys, Inc. (a)	1,510	12,850
Anixter International, Inc.	3,347	225,186
Audience, Inc.	598	7,308
Badger Meter, Inc.	1,732	85,717
Benchmark Electronics, Inc. (a)	6,818	119,724
Checkpoint Systems, Inc. (a)	4,671	56,332
Cognex Corp.	5,033	199,609
Coherent, Inc.	2,788	154,483
CTS Corp.	3,987	39,671
Daktronics, Inc.	4,292	50,903
DTS, Inc. (a)	2,184	41,714
Echelon Corp. (a)	3,986	9,646
Electro Rent Corp.	2,122	32,849
Electro Scientific Industries, Inc.	2,711	29,279
Fabrinet (a)	2,714	39,733
FARO Technologies, Inc. (a)	1,999	66,387
FEI Co.	4,496	274,076
GSI Group, Inc. (a)	3,400	32,300
Insight Enterprises, Inc. (a)	5,253	102,959
InvenSense, Inc. (a)	4,386	64,036
KEMET Corp. (a)	5,488	31,611
KEY Tronic Corp. (a)	1,147	11,046
Littelfuse, Inc.	2,579	165,082
Maxwell Technologies, Inc. (a)	3,483	33,681
Measurement Specialties, Inc. (a)	1,850	65,305
Mercury Systems, Inc. (a)	3,826	28,121
Mesa Laboratories, Inc.	276	14,349
Methode Electronics, Inc. Class A	4,484	43,136
MTS Systems Corp.	1,882	106,992
Multi-Fineline Electronix, Inc. (a)	982	15,687
Neonode, Inc. (a)(d)	2,769	14,399
Newport Corp. (a)	4,404	63,506
OSI Systems, Inc. (a)	2,326	126,674
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Park Electrochemical Corp.	2,537	$ 66,317
PC Connection, Inc.	1,058	13,066
Plexus Corp. (a)	4,096	104,530
Power-One, Inc. (a)	8,130	32,683
RadiSys Corp. (a)	3,086	12,035
RealD, Inc. (a)(d)	4,993	56,820
Richardson Electronics Ltd.	1,397	16,932
Rofin-Sinar Technologies, Inc. (a)	3,417	87,578
Rogers Corp. (a)	1,919	89,924
Sanmina Corp. (a)	9,512	90,554
ScanSource, Inc. (a)	3,257	94,648
SYNNEX Corp. (a)	3,127	112,416
TTM Technologies, Inc. (a)	6,135	48,896
Universal Display Corp. (a)	4,670	129,919
Viasystems Group, Inc. (a)	452	6,369
Vishay Precision Group, Inc. (a)	1,571	20,721
Zygo Corp. (a)	1,842	29,306
		3,392,611
Internet Software & Services - 2.2%
Active Network, Inc. (a)	4,478	24,763
Angie's List, Inc. (a)	4,126	51,781
Bankrate, Inc. (a)	5,368	66,402
Bazaarvoice, Inc.	1,164	8,998
Blucora, Inc. (a)	4,768	70,852
Brightcove, Inc.	601	5,060
Carbonite, Inc. (a)	1,500	14,430
comScore, Inc. (a)	4,306	63,427
Constant Contact, Inc. (a)	3,726	56,114
Cornerstone OnDemand, Inc. (a)	3,985	130,230
CoStar Group, Inc. (a)	3,322	311,537
DealerTrack Holdings, Inc. (a)	5,028	158,784
Demand Media, Inc. (a)	3,573	30,192
Demandware, Inc.	832	26,449
Dice Holdings, Inc. (a)	4,949	46,570
Digital River, Inc. (a)	4,471	64,919
E2open, Inc.	552	9,853
EarthLink, Inc.	12,591	85,619
ExactTarget, Inc.	1,157	25,442
Internap Network Services Corp. (a)	6,338	50,134
IntraLinks Holdings, Inc. (a)	4,198	27,161
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
iPass, Inc. (a)	5,942	$ 12,538
j2 Global, Inc.	5,460	173,737
Keynote Systems, Inc.	1,922	29,983
Limelight Networks, Inc. (a)	7,351	17,348
Liquidity Services, Inc. (a)	2,835	90,351
LivePerson, Inc. (a)	6,671	89,191
LogMeIn, Inc. (a)	2,607	59,179
Marchex, Inc. Class B	2,324	8,645
Market Leader, Inc. (a)	2,548	19,314
MeetMe, Inc. (a)(d)	2,224	6,027
Millennial Media, Inc.	1,357	15,660
Monster Worldwide, Inc. (a)	14,118	81,884
Move, Inc. (a)	4,826	45,509
NIC, Inc.	7,591	123,733
OpenTable, Inc. (a)	2,669	140,630
Perficient, Inc. (a)	3,821	45,699
QuinStreet, Inc. (a)	3,674	20,721
RealNetworks, Inc. (a)	2,948	22,582
Responsys, Inc. (a)	4,341	33,122
Saba Software, Inc. (a)	3,525	32,642
SciQuest, Inc. (a)	2,180	36,057
Spark Networks, Inc. (a)	1,569	11,328
SPS Commerce, Inc. (a)	1,517	59,026
Stamps.com, Inc. (a)	1,617	43,643
Support.com, Inc. (a)	5,956	24,837
Synacor, Inc.	695	4,024
TechTarget, Inc. (a)	1,596	8,108
Travelzoo, Inc. (a)	942	20,649
Trulia, Inc. (d)	788	20,717
United Online, Inc.	10,667	70,829
Unwired Planet, Inc. (a)	9,572	19,335
ValueClick, Inc. (a)	8,849	181,139
VistaPrint Ltd. (a)	4,042	144,906
Vocus, Inc. (a)	2,534	44,446
Web.com Group, Inc. (a)	4,139	67,052
WebMD Health Corp. (a)	5,966	98,618
XO Group, Inc. (a)	3,308	31,823
Yelp, Inc.	959	20,369
Zix Corp. (a)	7,722	25,174
		3,329,292
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 1.9%
Acxiom Corp. (a)	9,016	$ 159,854
CACI International, Inc. Class A (a)	2,659	142,602
Cardtronics, Inc. (a)	5,257	136,104
Cass Information Systems, Inc.	1,203	46,676
Ciber, Inc. (a)	8,832	29,852
Computer Task Group, Inc. (a)	1,737	33,246
Convergys Corp.	12,897	219,507
CSG Systems International, Inc. (a)	4,097	77,147
EPAM Systems, Inc.	600	12,432
Euronet Worldwide, Inc. (a)	5,963	145,915
ExlService Holdings, Inc. (a)	2,800	83,048
Forrester Research, Inc.	1,649	46,617
Global Cash Access Holdings, Inc. (a)	7,935	59,909
Hackett Group, Inc.	3,009	12,939
Heartland Payment Systems, Inc.	4,588	145,715
Higher One Holdings, Inc. (a)(d)	3,896	41,025
iGate Corp. (a)	3,873	67,700
Innodata, Inc. (a)	2,758	10,370
Lionbridge Technologies, Inc. (a)	7,066	28,193
ManTech International Corp. Class A	2,681	66,140
Mattersight Corp. (a)	1,241	5,485
Maximus, Inc.	4,013	275,171
ModusLink Global Solutions, Inc. (a)	4,304	12,525
MoneyGram International, Inc. (a)	2,691	37,055
PRG-Schultz International, Inc. (a)	2,637	17,800
Sapient Corp. (a)	14,466	175,183
ServiceSource International, Inc. (a)	5,907	35,737
Syntel, Inc.	1,817	105,913
Teletech Holdings, Inc. (a)	2,712	50,714
TNS, Inc. (a)	2,951	61,823
Unisys Corp. (a)	5,231	116,181
Virtusa Corp. (a)	2,263	46,867
WEX, Inc. (a)	4,591	360,899
		2,866,344
Semiconductors & Semiconductor Equipment - 3.6%
Advanced Energy Industries, Inc. (a)	4,736	72,698
Alpha & Omega Semiconductor Ltd. (a)	1,999	16,212
Ambarella, Inc. (a)	577	5,747
Amkor Technology, Inc. (a)(d)	8,974	41,550
ANADIGICS, Inc. (a)	8,718	22,492
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Applied Micro Circuits Corp. (a)	7,657	$ 65,620
ATMI, Inc. (a)	3,832	78,211
Axcelis Technologies, Inc. (a)	13,812	18,646
AXT, Inc. (a)	3,649	10,144
Brooks Automation, Inc.	7,877	73,729
Cabot Microelectronics Corp.	2,766	102,231
Cavium, Inc. (a)	5,840	195,290
Ceva, Inc. (a)	2,776	42,140
Cirrus Logic, Inc. (a)	7,602	214,604
Cohu, Inc.	2,908	30,476
Cymer, Inc. (a)	3,654	376,252
Diodes, Inc. (a)	4,114	78,248
DSP Group, Inc. (a)	2,746	18,014
Entegris, Inc. (a)	16,366	161,369
Entropic Communications, Inc. (a)	10,642	55,764
Exar Corp. (a)	4,325	45,369
First Solar, Inc. (a)	7,109	200,332
FormFactor, Inc. (a)	5,920	29,600
GSI Technology, Inc. (a)	2,222	14,776
GT Advanced Technologies, Inc. (a)	14,202	44,878
Hittite Microwave Corp. (a)	3,706	227,474
Inphi Corp. (a)	2,898	23,271
Integrated Device Technology, Inc. (a)	16,692	120,683
Integrated Silicon Solution, Inc. (a)	3,258	30,527
Intermolecular, Inc. (a)	1,603	15,036
International Rectifier Corp. (a)	8,086	157,596
Intersil Corp. Class A	14,997	129,724
IXYS Corp.	2,929	28,236
Kopin Corp. (a)	8,095	28,009
Lattice Semiconductor Corp. (a)	14,182	63,110
LTX-Credence Corp. (a)	6,002	36,852
M/A-COM Technology Solutions, Inc.	762	12,908
Mattson Technology, Inc. (a)	6,913	9,056
MaxLinear, Inc. Class A (a)	2,860	14,815
MEMC Electronic Materials, Inc. (a)	26,973	112,208
Micrel, Inc.	5,954	61,981
Microsemi Corp. (a)	10,435	218,300
Mindspeed Technologies, Inc. (a)	4,494	22,110
MIPS Technologies, Inc. (a)	5,770	45,352
MKS Instruments, Inc.	6,255	173,889
Monolithic Power Systems, Inc.	3,636	84,719
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
MoSys, Inc. (a)	3,639	$ 13,100
Nanometrics, Inc. (a)	2,770	43,240
NeoPhotonics Corp. (a)	2,154	12,472
NVE Corp. (a)	608	33,440
Omnivision Technologies, Inc. (a)	6,239	95,893
PDF Solutions, Inc. (a)	2,807	42,161
Peregrine Semiconductor Corp.	781	9,356
Pericom Semiconductor Corp. (a)	2,824	19,966
Photronics, Inc. (a)	7,081	42,415
PLX Technology, Inc. (a)	5,150	23,999
Power Integrations, Inc.	3,392	126,861
QuickLogic Corp. (a)	4,738	9,997
Rambus, Inc. (a)	13,043	71,215
RF Micro Devices, Inc. (a)	32,619	163,095
Rubicon Technology, Inc. (a)	1,862	12,513
Rudolph Technologies, Inc. (a)	3,750	50,588
Semtech Corp. (a)	7,712	232,594
Sigma Designs, Inc. (a)	3,707	19,795
Silicon Image, Inc. (a)	9,907	48,049
Spansion, Inc. Class A	5,810	66,815
STR Holdings, Inc. (a)	3,591	7,649
SunPower Corp. (a)	4,632	36,083
Supertex, Inc.	1,136	21,720
Tessera Technologies, Inc.	6,099	107,037
TriQuint Semiconductor, Inc. (a)	19,780	103,845
Ultra Clean Holdings, Inc. (a)	3,307	18,552
Ultratech, Inc. (a)	3,115	126,874
Veeco Instruments, Inc. (a)	4,635	145,771
Volterra Semiconductor Corp. (a)	3,035	49,895
		5,385,238
Software - 3.8%
Accelrys, Inc. (a)	6,804	64,094
ACI Worldwide, Inc. (a)	4,687	222,820
Actuate Corp. (a)	5,989	33,718
Advent Software, Inc. (a)	3,751	92,462
American Software, Inc. Class A	2,921	25,121
Aspen Technology, Inc. (a)	11,082	339,109
AVG Technologies NV	912	12,494
Blackbaud, Inc.	5,279	131,553
Bottomline Technologies, Inc. (a)	4,476	130,162
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
BroadSoft, Inc. (a)	3,241	$ 110,097
Callidus Software, Inc. (a)	4,418	18,467
CommVault Systems, Inc. (a)	5,285	405,518
Comverse Technology, Inc.	25,579	111,524
Comverse, Inc.	2,646	76,416
Digimarc Corp.	882	18,884
Ebix, Inc. (d)	3,329	54,396
Ellie Mae, Inc. (a)	3,025	60,591
Eloqua, Inc.	1,137	26,708
Envivio, Inc.	280	462
EPIQ Systems, Inc.	3,804	46,941
ePlus, Inc.	461	21,478
Fair Isaac Corp.	4,031	181,677
FalconStor Software, Inc. (a)	3,663	9,817
FleetMatics Group PLC	1,059	26,549
Glu Mobile, Inc. (a)(d)	6,906	17,887
Guidance Software, Inc. (a)	1,587	20,234
Guidewire Software, Inc.	2,462	81,541
Imperva, Inc. (a)	1,147	39,342
Infoblox, Inc.	838	15,796
Interactive Intelligence Group, Inc. (a)	1,719	69,138
Jive Software, Inc. (a)	1,947	29,848
Manhattan Associates, Inc. (a)	2,387	163,533
Mentor Graphics Corp. (a)	10,936	187,334
MicroStrategy, Inc. Class A (a)	1,003	100,571
Monotype Imaging Holdings, Inc.	4,264	77,093
NetScout Systems, Inc. (a)	4,335	112,840
Parametric Technology Corp. (a)	14,058	325,864
Pegasystems, Inc.	2,126	51,130
Pervasive Software, Inc. (a)	1,450	13,268
Progress Software Corp. (a)	7,371	172,997
Proofpoint, Inc.	645	8,482
PROS Holdings, Inc. (a)	2,636	58,150
QAD, Inc. Class A	687	9,542
QLIK Technologies, Inc. (a)	10,034	222,855
Qualys, Inc.	977	12,799
RealPage, Inc. (a)	4,276	99,802
Rosetta Stone, Inc. (a)	1,388	17,988
Sapiens International Corp. NV	1,613	8,065
SeaChange International, Inc. (a)	3,396	37,865
Sourcefire, Inc. (a)	3,476	148,078
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
SS&C Technologies Holdings, Inc. (a)	4,106	$ 92,919
Synchronoss Technologies, Inc. (a)	3,217	76,597
Take-Two Interactive Software, Inc. (a)	9,338	113,643
Tangoe, Inc. (a)	3,510	50,720
TeleNav, Inc. (a)	2,194	17,333
TiVo, Inc. (a)	14,654	195,484
Tyler Technologies, Inc. (a)	3,564	192,634
Ultimate Software Group, Inc. (a)	3,159	320,765
Vasco Data Security International, Inc. (a)	3,364	27,248
Verint Systems, Inc. (a)	2,587	87,441
VirnetX Holding Corp. (a)(d)	4,928	172,086
Websense, Inc. (a)	4,431	64,826
		5,734,796
TOTAL INFORMATION TECHNOLOGY		24,854,810
MATERIALS - 5.4%
Chemicals - 2.4%
A. Schulman, Inc.	3,434	110,403
ADA-ES, Inc. (a)	1,005	23,839
American Vanguard Corp.	3,257	110,412
Arabian American Development Co. (a)	2,439	19,292
Axiall Corp. (d)	8,219	461,743
Balchem Corp.	3,426	128,132
Calgon Carbon Corp. (a)	6,670	106,987
Chase Corp.	825	15,527
Chemtura Corp. (a)	11,690	277,287
Ferro Corp. (a)	10,432	53,203
Flotek Industries, Inc. (a)	5,745	77,328
FutureFuel Corp.	2,400	30,600
GSE Holding, Inc.	762	5,304
H.B. Fuller Co.	5,929	231,705
Hawkins, Inc.	1,068	41,673
Innophos Holdings, Inc.	2,591	131,027
Innospec, Inc.	2,698	108,595
KMG Chemicals, Inc.	922	18,025
Koppers Holdings, Inc.	2,446	99,210
Kraton Performance Polymers, Inc. (a)	3,799	99,724
Landec Corp. (a)	3,140	37,052
LSB Industries, Inc. (a)	2,238	92,653
Minerals Technologies, Inc.	4,211	174,209
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Olin Corp.	9,404	$ 218,737
OM Group, Inc. (a)	3,855	106,475
OMNOVA Solutions, Inc. (a)	5,414	44,287
PolyOne Corp.	10,521	229,779
Quaker Chemical Corp.	1,550	88,614
Sensient Technologies Corp.	5,881	224,066
Spartech Corp. (a)	3,764	35,871
Stepan Co.	2,004	117,555
Tredegar Corp.	2,906	66,286
Zep, Inc.	2,642	38,573
Zoltek Companies, Inc. (a)	3,121	25,436
		3,649,609
Construction Materials - 0.4%
Eagle Materials, Inc.	5,788	374,889
Headwaters, Inc. (a)	8,724	81,657
Texas Industries, Inc. (a)(d)	2,648	150,512
United States Lime & Minerals, Inc. (a)	175	8,059
		615,117
Containers & Packaging - 0.3%
AEP Industries, Inc. (a)	473	30,452
Berry Plastics Group, Inc.	3,557	62,532
Boise, Inc.	11,982	98,852
Graphic Packaging Holding Co. (a)	17,729	124,280
Myers Industries, Inc.	3,836	56,696
UFP Technologies, Inc. (a)	657	12,430
		385,242
Metals & Mining - 1.5%
A.M. Castle & Co. (a)	1,994	33,599
AK Steel Holding Corp. (d)	15,811	63,244
Amcol International Corp.	3,029	89,446
Century Aluminum Co. (a)	6,146	52,917
Coeur d'Alene Mines Corp. (a)	10,587	229,738
General Moly, Inc. (a)	8,325	30,719
Globe Specialty Metals, Inc.	7,252	109,940
Gold Reserve, Inc. (a)	5,935	17,212
Gold Resource Corp.	3,627	49,690
Golden Minerals Co. (a)(d)	4,178	14,498
Golden Star Resources Ltd. (a)(d)	29,752	47,727
Handy & Harman Ltd. (a)	626	9,071
Haynes International, Inc.	1,432	73,204
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Hecla Mining Co.	33,561	$ 176,195
Horsehead Holding Corp. (a)	5,048	50,278
Kaiser Aluminum Corp.	2,272	141,228
Materion Corp.	2,368	63,699
McEwen Mining, Inc. (a)	25,641	80,256
Metals USA Holdings Corp.	1,337	24,039
Midway Gold Corp. (a)(d)	16,075	20,898
Noranda Aluminium Holding Corp.	3,973	23,401
Olympic Steel, Inc.	1,092	22,943
Paramount Gold & Silver Corp. (a)	15,589	34,452
Revett Minerals, Inc. (a)	3,323	7,630
RTI International Metals, Inc. (a)	3,576	101,558
Schnitzer Steel Industries, Inc. Class A	3,025	87,967
Stillwater Mining Co. (a)	13,582	182,814
SunCoke Energy, Inc. (a)	8,312	137,813
U.S. Silica Holdings, Inc. (d)	1,441	28,921
Universal Stainless & Alloy Products, Inc. (a)	814	29,084
US Antimony Corp. (a)(d)	5,792	12,395
Vista Gold Corp. (a)	6,753	15,329
Worthington Industries, Inc.	6,152	169,057
		2,230,962
Paper & Forest Products - 0.8%
Buckeye Technologies, Inc.	4,666	134,148
Clearwater Paper Corp. (a)	2,799	126,823
Deltic Timber Corp.	1,274	92,441
Kapstone Paper & Packaging Corp.	4,697	112,728
Louisiana-Pacific Corp. (a)	16,299	316,690
Neenah Paper, Inc.	1,905	58,941
P.H. Glatfelter Co.	5,000	92,900
Resolute Forest Products (a)	9,437	128,721
Schweitzer-Mauduit International, Inc.	3,669	149,475
Wausau-Mosinee Paper Corp.	5,105	49,365
		1,262,232
TOTAL MATERIALS		8,143,162
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.5%
8x8, Inc. (a)	8,191	54,224
Atlantic Tele-Network, Inc.	1,091	47,218
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Cbeyond, Inc. (a)	3,251	$ 28,609
Cincinnati Bell, Inc. New (a)	23,033	109,407
Cogent Communications Group, Inc.	5,487	135,913
Consolidated Communications Holdings, Inc.	4,725	81,317
FairPoint Communications, Inc. (a)(d)	2,296	21,261
General Communications, Inc. Class A (a)	4,342	36,950
Hawaiian Telcom Holdco, Inc. (a)	1,153	23,083
HickoryTech Corp.	1,461	14,142
IDT Corp. Class B	1,880	19,214
inContact, Inc. (a)	4,449	26,249
Iridium Communications, Inc. (a)	5,755	40,285
Lumos Networks Corp.	1,904	18,488
Neutral Tandem, Inc.	3,142	8,703
ORBCOMM, Inc. (a)	4,636	19,564
Premiere Global Services, Inc. (a)	5,827	54,599
Primus Telecommunications Group, Inc.	1,618	17,280
Towerstream Corp. (a)	5,318	15,688
VocalTec Communications Ltd. (a)	1,762	23,170
Vonage Holdings Corp. (a)	19,102	49,856
		845,220
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	2,071	16,030
Leap Wireless International, Inc. (a)	6,079	35,137
NTELOS Holdings Corp.	1,871	24,192
Shenandoah Telecommunications Co.	2,798	41,019
USA Mobility, Inc.	2,523	29,166
		145,544
TOTAL TELECOMMUNICATION SERVICES		990,764
UTILITIES - 3.3%
Electric Utilities - 1.5%
Allete, Inc.	4,486	206,984
Cleco Corp.	7,193	307,501
El Paso Electric Co.	4,685	157,838
Empire District Electric Co.	4,965	105,308
IDACORP, Inc.	5,942	275,768
MGE Energy, Inc.	2,726	142,815
Otter Tail Corp.	4,349	116,901
PNM Resources, Inc.	9,355	199,823
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
Portland General Electric Co.	8,901	$ 255,637
UIL Holdings Corp.	5,989	222,851
Unitil Corp.	1,734	46,437
UNS Energy Corp.	4,745	214,901
		2,252,764
Gas Utilities - 1.0%
Chesapeake Utilities Corp.	1,120	53,155
Delta Natural Gas Co., Inc.	794	15,642
Laclede Group, Inc.	2,703	107,904
New Jersey Resources Corp.	4,901	205,989
Northwest Natural Gas Co.	3,207	145,662
Piedmont Natural Gas Co., Inc.	8,457	268,594
South Jersey Industries, Inc.	3,570	193,780
Southwest Gas Corp.	5,422	241,496
WGL Holdings, Inc.	6,090	255,354
		1,487,576
Independent Power Producers & Energy Traders - 0.3%
American DG Energy, Inc. (a)	3,015	6,935
Atlantic Power Corp.	14,226	175,436
Black Hills Corp.	5,196	209,659
Genie Energy Ltd. Class B	1,650	11,781
Ormat Technologies, Inc.	2,089	44,412
		448,223
Multi-Utilities - 0.3%
Avista Corp.	6,888	178,124
CH Energy Group, Inc.	1,761	114,465
NorthWestern Energy Corp.	4,296	158,909
		451,498
Water Utilities - 0.2%
American States Water Co.	2,250	113,738
Artesian Resources Corp. Class A	946	21,427
Cadiz, Inc. (a)	1,423	9,890
California Water Service Group	4,968	96,876
Connecticut Water Service, Inc.	1,206	35,746
Consolidated Water Co., Inc.	1,576	14,089
Middlesex Water Co.	2,006	38,736
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Water Utilities - continued
SJW Corp.	1,591	$ 43,148
York Water Co.	1,588	30,013
		403,663
TOTAL UTILITIES		5,043,724
TOTAL COMMON STOCKS (Cost $137,438,950)		150,984,547
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.11% to 0.12% 3/7/13 to 7/25/13 (e) (Cost $149,943)	$ 150,000	149,947
Money Market Funds - 3.8%
	Shares
Fidelity Cash Central Fund, 0.16% (b)	1,595,515	1,595,515
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	4,096,594	4,096,594
TOTAL MONEY MARKET FUNDS (Cost $5,692,109)		5,692,109
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $143,281,002)		156,826,603
NET OTHER ASSETS (LIABILITIES) - (3.4)%		(5,120,626)
NET ASSETS - 100%		$ 151,705,977
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
8 NYFE Russell 2000 Mini Index Contracts	March 2013	$ 721,680	$ 43,194

The face value of futures purchased as a percentage of net assets is 0.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $149,947.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,633
Fidelity Securities Lending Cash Central Fund	85,356
Total	$ 87,989
Other Information

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 21,086,971	$ 21,086,971	$ -	$ -
Consumer Staples	5,240,239	5,240,239	-	-
Energy	9,201,821	9,201,821	-	-
Financials	34,499,296	34,499,296	-	-
Health Care	18,475,876	18,475,876	-	-
Industrials	23,447,884	23,447,884	-	-
Information Technology	24,854,810	24,854,810	-	-
Materials	8,143,162	8,143,162	-	-
Telecommunication Services	990,764	990,764	-	-
Utilities	5,043,724	5,043,724	-	-
U.S. Government and Government Agency Obligations	149,947	-	149,947	-
Money Market Funds	5,692,109	5,692,109	-	-
Total Investments in Securities:	$ 156,826,603	$ 156,676,656	$ 149,947	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 43,194	$ 43,194	$ -	$ -
Income Tax Information

At January 31, 2013, the cost of investment securities for income tax purposes was $143,427,482. Net unrealized appreciation aggregated $13,399,121, of which $18,053,268 related to appreciated investment securities and $4,654,147 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 1, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 1, 2013